Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000027670
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class A
Trading Symbol	LGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$120	1.16%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$9,423	$10,000	$10,000
10/2015	$9,847	$10,785	$10,479
11/2015	$9,826	$10,696	$10,358
12/2015	$9,695	$10,503	$10,268
01/2016	$9,286	$9,869	$9,932
02/2016	$9,216	$9,802	$9,979
03/2016	$9,722	$10,528	$10,531
04/2016	$9,830	$10,683	$10,680
05/2016	$9,959	$10,697	$10,631
06/2016	$9,824	$10,632	$10,717
07/2016	$10,196	$11,090	$11,026
08/2016	$10,245	$11,128	$11,027
09/2016	$10,331	$11,196	$11,092
10/2016	$10,089	$11,006	$10,856
11/2016	$10,083	$11,089	$10,733
12/2016	$10,118	$11,329	$10,852
01/2017	$10,407	$11,639	$11,079
02/2017	$10,647	$11,965	$11,286
03/2017	$10,713	$12,112	$11,376
04/2017	$10,997	$12,300	$11,534
05/2017	$11,253	$12,572	$11,758
06/2017	$11,341	$12,629	$11,786
07/2017	$11,575	$12,982	$12,063
08/2017	$11,586	$13,032	$12,138
09/2017	$11,788	$13,283	$12,235
10/2017	$12,061	$13,559	$12,369
11/2017	$12,208	$13,822	$12,568
12/2017	$12,323	$14,045	$12,707
01/2018	$12,975	$14,837	$13,198
02/2018	$12,618	$14,214	$12,818
03/2018	$12,512	$13,910	$12,708
04/2018	$12,507	$14,042	$12,700
05/2018	$12,696	$14,060	$12,671
06/2018	$12,691	$13,984	$12,607
07/2018	$12,875	$14,406	$12,827
08/2018	$12,975	$14,519	$12,892
09/2018	$12,880	$14,582	$12,882
10/2018	$12,083	$13,489	$12,245
11/2018	$12,306	$13,686	$12,368
12/2018	$11,678	$12,722	$11,945
01/2019	$12,471	$13,727	$12,584
02/2019	$12,868	$14,094	$12,757
03/2019	$13,043	$14,271	$12,917
04/2019	$13,516	$14,753	$13,163
05/2019	$13,067	$13,878	$12,766
06/2019	$13,796	$14,787	$13,381
07/2019	$13,884	$14,830	$13,389
08/2019	$13,831	$14,478	$13,308
09/2019	$13,866	$14,783	$13,422
10/2019	$13,942	$15,188	$13,678
11/2019	$14,327	$15,558	$13,837
12/2019	$14,767	$16,106	$14,161
01/2020	$14,767	$15,928	$14,140
02/2020	$13,952	$14,642	$13,492
03/2020	$12,603	$12,665	$12,279
04/2020	$13,760	$14,022	$13,164
05/2020	$14,461	$14,632	$13,531
06/2020	$14,677	$15,099	$13,838
07/2020	$15,534	$15,898	$14,454
08/2020	$16,074	$16,871	$14,976
09/2020	$15,726	$16,327	$14,665
10/2020	$15,451	$15,930	$14,456
11/2020	$16,476	$17,894	$15,631
12/2020	$16,990	$18,724	$16,150
01/2021	$16,767	$18,639	$16,049
02/2021	$16,907	$19,071	$16,162
03/2021	$17,219	$19,580	$16,296
04/2021	$17,989	$20,436	$16,806
05/2021	$18,065	$20,754	$17,026
06/2021	$18,440	$21,028	$17,101
07/2021	$18,746	$21,173	$17,263
08/2021	$19,134	$21,703	$17,493
09/2021	$18,358	$20,806	$16,935
10/2021	$19,185	$21,868	$17,437
11/2021	$18,975	$21,342	$17,165
12/2021	$19,388	$22,195	$17,568
01/2022	$17,977	$21,105	$16,906
02/2022	$17,154	$20,560	$16,563
03/2022	$17,333	$21,005	$16,577
04/2022	$15,866	$19,324	$15,418
05/2022	$15,729	$19,347	$15,445
06/2022	$14,551	$17,716	$14,466
07/2022	$15,908	$18,953	$15,195
08/2022	$14,976	$18,255	$14,619
09/2022	$13,661	$16,508	$13,479
10/2022	$14,400	$17,504	$13,930
11/2022	$15,558	$18,862	$14,841
12/2022	$14,880	$18,119	$14,522
01/2023	$16,014	$19,418	$15,338
02/2023	$15,402	$18,862	$14,870
03/2023	$15,916	$19,443	$15,333
04/2023	$16,059	$19,723	$15,492
05/2023	$16,059	$19,511	$15,272
06/2023	$16,732	$20,644	$15,803
07/2023	$17,291	$21,400	$16,194
08/2023	$16,913	$20,802	$15,834
09/2023	$16,210	$19,942	$15,256
10/2023	$15,780	$19,342	$14,908
11/2023	$17,276	$21,127	$16,034
12/2023	$18,179	$22,142	$16,763
01/2024	$18,312	$22,272	$16,729
02/2024	$19,074	$23,228	$17,076
03/2024	$19,419	$23,957	$17,435
04/2024	$18,650	$23,167	$16,914
05/2024	$19,183	$24,108	$17,415
06/2024	$19,623	$24,644	$17,658
07/2024	$20,102	$25,042	$18,024
08/2024	$20,439	$25,678	$18,469
09/2024	$20,848	$26,274	$18,852
10/2024	$20,267	$25,685	$18,345
11/2024	$21,067	$26,645	$18,782
12/2024	$20,406	$26,015	$18,354
01/2025	$21,257	$26,888	$18,766
02/2025	$20,852	$26,726	$18,805
03/2025	$20,018	$25,670	$18,406
04/2025	$20,026	$25,909	$18,725
05/2025	$20,802	$27,399	$19,344
06/2025	$21,510	$28,629	$20,012
07/2025	$21,552	$29,017	$20,056
08/2025	$22,007	$29,734	$20,469
09/2025	$22,386	$30,811	$20,968

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class A at NAV	7.38%	7.32%	9.04%	9.07%
Class A with 5.75% MSCFootnote Reference1	1.21%	6.05%	8.39%	8.85%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%

Performance Inception Date	Feb. 01, 2006
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,899,211,907
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 21,530,512
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000027671
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class C
Trading Symbol	LGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$197	1.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,451	$10,785	$10,479
11/2015	$10,423	$10,696	$10,358
12/2015	$10,271	$10,503	$10,268
01/2016	$9,833	$9,869	$9,932
02/2016	$9,753	$9,802	$9,979
03/2016	$10,277	$10,528	$10,531
04/2016	$10,392	$10,683	$10,680
05/2016	$10,519	$10,697	$10,631
06/2016	$10,369	$10,632	$10,717
07/2016	$10,761	$11,090	$11,026
08/2016	$10,802	$11,128	$11,027
09/2016	$10,888	$11,196	$11,092
10/2016	$10,623	$11,006	$10,856
11/2016	$10,611	$11,089	$10,733
12/2016	$10,637	$11,329	$10,852
01/2017	$10,938	$11,639	$11,079
02/2017	$11,181	$11,965	$11,286
03/2017	$11,245	$12,112	$11,376
04/2017	$11,540	$12,300	$11,534
05/2017	$11,801	$12,572	$11,758
06/2017	$11,882	$12,629	$11,786
07/2017	$12,119	$12,982	$12,063
08/2017	$12,119	$13,032	$12,138
09/2017	$12,328	$13,283	$12,235
10/2017	$12,606	$13,559	$12,369
11/2017	$12,751	$13,822	$12,568
12/2017	$12,860	$14,045	$12,707
01/2018	$13,535	$14,837	$13,198
02/2018	$13,154	$14,214	$12,818
03/2018	$13,037	$13,910	$12,708
04/2018	$13,025	$14,042	$12,700
05/2018	$13,213	$14,060	$12,671
06/2018	$13,195	$13,984	$12,607
07/2018	$13,383	$14,406	$12,827
08/2018	$13,477	$14,519	$12,892
09/2018	$13,371	$14,582	$12,882
10/2018	$12,538	$13,489	$12,245
11/2018	$12,755	$13,686	$12,368
12/2018	$12,098	$12,722	$11,945
01/2019	$12,915	$13,727	$12,584
02/2019	$13,318	$14,094	$12,757
03/2019	$13,488	$14,271	$12,917
04/2019	$13,970	$14,753	$13,163
05/2019	$13,494	$13,878	$12,766
06/2019	$14,238	$14,787	$13,381
07/2019	$14,324	$14,830	$13,389
08/2019	$14,257	$14,478	$13,308
09/2019	$14,287	$14,783	$13,422
10/2019	$14,354	$15,188	$13,678
11/2019	$14,738	$15,558	$13,837
12/2019	$15,188	$16,106	$14,161
01/2020	$15,176	$15,928	$14,140
02/2020	$14,334	$14,642	$13,492
03/2020	$12,937	$12,665	$12,279
04/2020	$14,116	$14,022	$13,164
05/2020	$14,827	$14,632	$13,531
06/2020	$15,032	$15,099	$13,838
07/2020	$15,906	$15,898	$14,454
08/2020	$16,448	$16,871	$14,976
09/2020	$16,080	$16,327	$14,665
10/2020	$15,787	$15,930	$14,456
11/2020	$16,829	$17,894	$15,631
12/2020	$17,343	$18,724	$16,150
01/2021	$17,106	$18,639	$16,049
02/2021	$17,231	$19,071	$16,162
03/2021	$17,548	$19,580	$16,296
04/2021	$18,319	$20,436	$16,806
05/2021	$18,378	$20,754	$17,026
06/2021	$18,754	$21,028	$17,101
07/2021	$19,051	$21,173	$17,263
08/2021	$19,433	$21,703	$17,493
09/2021	$18,629	$20,806	$16,935
10/2021	$19,459	$21,868	$17,437
11/2021	$19,235	$21,342	$17,165
12/2021	$19,644	$22,195	$17,568
01/2022	$18,200	$21,105	$16,906
02/2022	$17,361	$20,560	$16,563
03/2022	$17,525	$21,005	$16,577
04/2022	$16,038	$19,324	$15,418
05/2022	$15,882	$19,347	$15,445
06/2022	$14,687	$17,716	$14,466
07/2022	$16,045	$18,953	$15,195
08/2022	$15,099	$18,255	$14,619
09/2022	$13,755	$16,508	$13,479
10/2022	$14,502	$17,504	$13,930
11/2022	$15,647	$18,862	$14,841
12/2022	$14,964	$18,119	$14,522
01/2023	$16,098	$19,418	$15,338
02/2023	$15,468	$18,862	$14,870
03/2023	$15,972	$19,443	$15,333
04/2023	$16,114	$19,723	$15,492
05/2023	$16,090	$19,511	$15,272
06/2023	$16,759	$20,644	$15,803
07/2023	$17,310	$21,400	$16,194
08/2023	$16,917	$20,802	$15,834
09/2023	$16,208	$19,942	$15,256
10/2023	$15,774	$19,342	$14,908
11/2023	$17,270	$21,127	$16,034
12/2023	$18,173	$22,142	$16,763
01/2024	$18,306	$22,272	$16,729
02/2024	$19,067	$23,228	$17,076
03/2024	$19,413	$23,957	$17,435
04/2024	$18,644	$23,167	$16,914
05/2024	$19,177	$24,108	$17,415
06/2024	$19,617	$24,644	$17,658
07/2024	$20,095	$25,042	$18,024
08/2024	$20,433	$25,678	$18,469
09/2024	$20,841	$26,274	$18,852
10/2024	$20,260	$25,685	$18,345
11/2024	$21,060	$26,645	$18,782
12/2024	$20,399	$26,015	$18,354
01/2025	$21,250	$26,888	$18,766
02/2025	$20,845	$26,726	$18,805
03/2025	$20,011	$25,670	$18,406
04/2025	$20,020	$25,909	$18,725
05/2025	$20,795	$27,399	$19,344
06/2025	$21,503	$28,629	$20,012
07/2025	$21,545	$29,017	$20,056
08/2025	$22,000	$29,734	$20,469
09/2025	$22,379	$30,811	$20,968

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class C at NAV	6.57%	6.51%	8.39%	8.84%
Class C with 1.00% CDSCFootnote Reference1	5.58%	6.51%	8.39%	8.84%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%

Performance Inception Date	Feb. 01, 2006
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,899,211,907
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 21,530,512
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class N
Trading Symbol	LGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
02/2017	$10,208	$10,270	$10,197
03/2017	$10,276	$10,396	$10,278
04/2017	$10,547	$10,558	$10,420
05/2017	$10,797	$10,791	$10,623
06/2017	$10,880	$10,840	$10,648
07/2017	$11,104	$11,143	$10,898
08/2017	$11,120	$11,186	$10,967
09/2017	$11,318	$11,402	$11,054
10/2017	$11,583	$11,638	$11,175
11/2017	$11,724	$11,864	$11,355
12/2017	$11,838	$12,055	$11,480
01/2018	$12,473	$12,735	$11,924
02/2018	$12,132	$12,200	$11,581
03/2018	$12,030	$11,939	$11,481
04/2018	$12,030	$12,053	$11,474
05/2018	$12,217	$12,068	$11,447
06/2018	$12,212	$12,003	$11,390
07/2018	$12,393	$12,365	$11,588
08/2018	$12,494	$12,462	$11,648
09/2018	$12,404	$12,516	$11,638
10/2018	$11,641	$11,578	$11,063
11/2018	$11,860	$11,747	$11,174
12/2018	$11,256	$10,920	$10,792
01/2019	$12,023	$11,782	$11,369
02/2019	$12,410	$12,097	$11,525
03/2019	$12,584	$12,250	$11,670
04/2019	$13,049	$12,663	$11,892
05/2019	$12,612	$11,912	$11,534
06/2019	$13,323	$12,692	$12,089
07/2019	$13,413	$12,729	$12,097
08/2019	$13,362	$12,427	$12,023
09/2019	$13,402	$12,689	$12,126
10/2019	$13,480	$13,036	$12,357
11/2019	$13,850	$13,354	$12,501
12/2019	$14,284	$13,824	$12,794
01/2020	$14,284	$13,672	$12,775
02/2020	$13,505	$12,568	$12,190
03/2020	$12,201	$10,871	$11,093
04/2020	$13,321	$12,035	$11,893
05/2020	$14,007	$12,559	$12,225
06/2020	$14,215	$12,960	$12,502
07/2020	$15,058	$13,646	$13,059
08/2020	$15,583	$14,481	$13,530
09/2020	$15,248	$14,014	$13,249
10/2020	$14,983	$13,673	$13,061
11/2020	$15,987	$15,359	$14,122
12/2020	$16,487	$16,072	$14,591
01/2021	$16,279	$15,999	$14,500
02/2021	$16,414	$16,369	$14,602
03/2021	$16,727	$16,806	$14,723
04/2021	$17,476	$17,541	$15,184
05/2021	$17,555	$17,814	$15,383
06/2021	$17,924	$18,049	$15,450
07/2021	$18,224	$18,173	$15,596
08/2021	$18,611	$18,628	$15,804
09/2021	$17,856	$17,859	$15,300
10/2021	$18,666	$18,770	$15,754
11/2021	$18,464	$18,318	$15,508
12/2021	$18,879	$19,051	$15,872
01/2022	$17,509	$18,115	$15,274
02/2022	$16,715	$17,647	$14,964
03/2022	$16,887	$18,030	$14,977
04/2022	$15,465	$16,586	$13,929
05/2022	$15,332	$16,606	$13,954
06/2022	$14,194	$15,206	$13,069
07/2022	$15,518	$16,268	$13,728
08/2022	$14,618	$15,669	$13,208
09/2022	$13,327	$14,169	$12,178
10/2022	$14,062	$15,024	$12,585
11/2022	$15,193	$16,189	$13,408
12/2022	$14,539	$15,552	$13,121
01/2023	$15,654	$16,667	$13,857
02/2023	$15,056	$16,189	$13,435
03/2023	$15,559	$16,689	$13,853
04/2023	$15,712	$16,928	$13,997
05/2023	$15,705	$16,747	$13,797
06/2023	$16,369	$17,720	$14,278
07/2023	$16,923	$18,368	$14,631
08/2023	$16,558	$17,855	$14,306
09/2023	$15,880	$17,117	$13,783
10/2023	$15,457	$16,602	$13,469
11/2023	$16,930	$18,134	$14,486
12/2023	$17,821	$19,005	$15,145
01/2024	$17,958	$19,117	$15,114
02/2024	$18,702	$19,937	$15,428
03/2024	$19,051	$20,563	$15,752
04/2024	$18,300	$19,885	$15,281
05/2024	$18,831	$20,692	$15,734
06/2024	$19,264	$21,153	$15,953
07/2024	$19,742	$21,494	$16,284
08/2024	$20,084	$22,040	$16,686
09/2024	$20,486	$22,552	$17,032
10/2024	$19,925	$22,046	$16,574
11/2024	$20,722	$22,870	$16,969
12/2024	$20,064	$22,329	$16,582
01/2025	$20,914	$23,079	$16,954
02/2025	$20,521	$22,940	$16,990
03/2025	$19,704	$22,033	$16,629
04/2025	$19,720	$22,239	$16,917
05/2025	$20,489	$23,517	$17,477
06/2025	$21,191	$24,573	$18,080
07/2025	$21,232	$24,906	$18,120
08/2025	$21,690	$25,521	$18,493
09/2025	$22,074	$26,446	$18,944

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	7.75%	7.68%	9.57%
MSCI All Country World Index (Net)	17.27%	13.54%	11.84%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.63%

Performance Inception Date	Feb. 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,899,211,907
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 21,530,512
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018226
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class Y
Trading Symbol	LSWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$94	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the consumer staples, real estate and utilities sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Taiwan Semiconductor Manufacturing Co., and JPMorgan Chase.

• In fixed income, credit positioning was a top contributor to performance, in particular, allocations to the communications, consumer non-cyclical, and consumer cyclical sectors.

• The Fund’s positioning along the yield curve (which depicts the relationship among bond yields across the maturity spectrum) and stance with respect to duration and corresponding interest rate sensitivity also contributed to returns over the period. In particular, interest rate positioning in the US dollar, Mexican peso, and Canadian dollar-pay markets was beneficial.

Top Detractors from Performance

• In equities, the industrials, health care and information technology sectors were the largest detractors from relative performance.

• The largest three individual detractors from performance were UnitedHealth Group, Danaher Corporation and Adobe.

• In fixed income, currency allocation detracted from performance, in particular, allocations to the Japanese yen, Brazilian real, and Chinese renminbi detracted.

• Although the Fund’s positioning along the yield curve and stance with respect to duration and corresponding interest rate sensitivity contributed as a whole over the period, interest rate positioning in the Japanese yen-pay market detracted over the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI All Country World Index (Net)	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,458	$10,785	$10,479
11/2015	$10,442	$10,696	$10,358
12/2015	$10,296	$10,503	$10,268
01/2016	$9,868	$9,869	$9,932
02/2016	$9,794	$9,802	$9,979
03/2016	$10,335	$10,528	$10,531
04/2016	$10,449	$10,683	$10,680
05/2016	$10,592	$10,697	$10,631
06/2016	$10,449	$10,632	$10,717
07/2016	$10,854	$11,090	$11,026
08/2016	$10,900	$11,128	$11,027
09/2016	$10,997	$11,196	$11,092
10/2016	$10,740	$11,006	$10,856
11/2016	$10,734	$11,089	$10,733
12/2016	$10,776	$11,329	$10,852
01/2017	$11,083	$11,639	$11,079
02/2017	$11,344	$11,965	$11,286
03/2017	$11,419	$12,112	$11,376
04/2017	$11,726	$12,300	$11,534
05/2017	$12,003	$12,572	$11,758
06/2017	$12,096	$12,629	$11,786
07/2017	$12,345	$12,982	$12,063
08/2017	$12,356	$13,032	$12,138
09/2017	$12,582	$13,283	$12,235
10/2017	$12,872	$13,559	$12,369
11/2017	$13,034	$13,822	$12,568
12/2017	$13,159	$14,045	$12,707
01/2018	$13,859	$14,837	$13,198
02/2018	$13,479	$14,214	$12,818
03/2018	$13,367	$13,910	$12,708
04/2018	$13,367	$14,042	$12,700
05/2018	$13,574	$14,060	$12,671
06/2018	$13,568	$13,984	$12,607
07/2018	$13,764	$14,406	$12,827
08/2018	$13,876	$14,519	$12,892
09/2018	$13,776	$14,582	$12,882
10/2018	$12,928	$13,489	$12,245
11/2018	$13,165	$13,686	$12,368
12/2018	$12,496	$12,722	$11,945
01/2019	$13,354	$13,727	$12,584
02/2019	$13,783	$14,094	$12,757
03/2019	$13,976	$14,271	$12,917
04/2019	$14,486	$14,753	$13,163
05/2019	$14,001	$13,878	$12,766
06/2019	$14,790	$14,787	$13,381
07/2019	$14,884	$14,830	$13,389
08/2019	$14,834	$14,478	$13,308
09/2019	$14,871	$14,783	$13,422
10/2019	$14,958	$15,188	$13,678
11/2019	$15,368	$15,558	$13,837
12/2019	$15,846	$16,106	$14,161
01/2020	$15,846	$15,928	$14,140
02/2020	$14,982	$14,642	$13,492
03/2020	$13,535	$12,665	$12,279
04/2020	$14,777	$14,022	$13,164
05/2020	$15,539	$14,632	$13,531
06/2020	$15,769	$15,099	$13,838
07/2020	$16,697	$15,898	$14,454
08/2020	$17,279	$16,871	$14,976
09/2020	$16,908	$16,327	$14,665
10/2020	$16,614	$15,930	$14,456
11/2020	$17,727	$17,894	$15,631
12/2020	$18,283	$18,724	$16,150
01/2021	$18,045	$18,639	$16,049
02/2021	$18,195	$19,071	$16,162
03/2021	$18,541	$19,580	$16,296
04/2021	$19,371	$20,436	$16,806
05/2021	$19,453	$20,754	$17,026
06/2021	$19,868	$21,028	$17,101
07/2021	$20,194	$21,173	$17,263
08/2021	$20,623	$21,703	$17,493
09/2021	$19,786	$20,806	$16,935
10/2021	$20,684	$21,868	$17,437
11/2021	$20,460	$21,342	$17,165
12/2021	$20,913	$22,195	$17,568
01/2022	$19,396	$21,105	$16,906
02/2022	$18,509	$20,560	$16,563
03/2022	$18,700	$21,005	$16,577
04/2022	$17,132	$19,324	$15,418
05/2022	$16,985	$19,347	$15,445
06/2022	$15,718	$17,716	$14,466
07/2022	$17,183	$18,953	$15,195
08/2022	$16,179	$18,255	$14,619
09/2022	$14,758	$16,508	$13,479
10/2022	$15,564	$17,504	$13,930
11/2022	$16,817	$18,862	$14,841
12/2022	$16,092	$18,119	$14,522
01/2023	$17,319	$19,418	$15,338
02/2023	$16,665	$18,862	$14,870
03/2023	$17,222	$19,443	$15,333
04/2023	$17,383	$19,723	$15,492
05/2023	$17,375	$19,511	$15,272
06/2023	$18,110	$20,644	$15,803
07/2023	$18,716	$21,400	$16,194
08/2023	$18,320	$20,802	$15,834
09/2023	$17,561	$19,942	$15,256
10/2023	$17,093	$19,342	$14,908
11/2023	$18,724	$21,127	$16,034
12/2023	$19,701	$22,142	$16,763
01/2024	$19,853	$22,272	$16,729
02/2024	$20,684	$23,228	$17,076
03/2024	$21,062	$23,957	$17,435
04/2024	$20,231	$23,167	$16,914
05/2024	$20,819	$24,108	$17,415
06/2024	$21,289	$24,644	$17,658
07/2024	$21,819	$25,042	$18,024
08/2024	$22,197	$25,678	$18,469
09/2024	$22,642	$26,274	$18,852
10/2024	$22,020	$25,685	$18,345
11/2024	$22,894	$26,645	$18,782
12/2024	$22,171	$26,015	$18,354
01/2025	$23,110	$26,888	$18,766
02/2025	$22,668	$26,726	$18,805
03/2025	$21,764	$25,670	$18,406
04/2025	$21,782	$25,909	$18,725
05/2025	$22,622	$27,399	$19,344
06/2025	$23,408	$28,629	$20,012
07/2025	$23,454	$29,017	$20,056
08/2025	$23,950	$29,734	$20,469
09/2025	$24,375	$30,811	$20,968

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/06
Class Y	7.65%	7.59%	9.32%	9.34%
MSCI All Country World Index (Net)	17.27%	13.54%	11.91%	-%
60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index	11.22%	7.41%	7.69%	-%

Performance Inception Date	Feb. 01, 2006
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,899,211,907
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 21,530,512
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,899,211,907
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	504
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,530,512

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Financial Services	3.0%
IT Services	3.3%
Broadline Retail	3.3%
Life Sciences Tools & Services	3.4%
Hotels, Restaurants & Leisure	3.5%
Specialty Retail	4.9%
Machinery	7.0%
Treasuries	8.6%
Capital Markets	8.8%
Semiconductors & Semiconductor Equipment	12.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.7%
Canada	3.3%
Taiwan	3.4%
United Kingdom	4.1%
United States	65.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Mastercard, Inc., Class A	3.0%
Blackrock, Inc.	2.9%
S&P Global, Inc.	2.9%
ASML Holding NV	2.8%
Parker-Hannifin Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Home Depot, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018227
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class A
Trading Symbol	LGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$101	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Russell 1000® Growth Index
09/2015	$9,429	$10,000	$10,000
10/2015	$10,362	$10,844	$10,861
11/2015	$10,476	$10,876	$10,892
12/2015	$10,339	$10,704	$10,732
01/2016	$9,765	$10,173	$10,133
02/2016	$9,631	$10,159	$10,128
03/2016	$10,281	$10,849	$10,811
04/2016	$10,387	$10,891	$10,713
05/2016	$10,674	$11,086	$10,921
06/2016	$10,597	$11,115	$10,878
07/2016	$11,228	$11,525	$11,391
08/2016	$11,343	$11,541	$11,335
09/2016	$11,439	$11,543	$11,376
10/2016	$11,094	$11,332	$11,109
11/2016	$10,922	$11,752	$11,351
12/2016	$10,925	$11,984	$11,491
01/2017	$11,236	$12,212	$11,878
02/2017	$11,643	$12,697	$12,372
03/2017	$11,837	$12,711	$12,515
04/2017	$12,147	$12,842	$12,801
05/2017	$12,709	$13,023	$13,134
06/2017	$12,825	$13,104	$13,099
07/2017	$13,223	$13,373	$13,447
08/2017	$13,475	$13,414	$13,694
09/2017	$13,611	$13,691	$13,872
10/2017	$14,037	$14,011	$14,410
11/2017	$14,444	$14,440	$14,847
12/2017	$14,453	$14,601	$14,963
01/2018	$15,634	$15,437	$16,023
02/2018	$15,019	$14,868	$15,603
03/2018	$14,533	$14,490	$15,175
04/2018	$14,414	$14,546	$15,228
05/2018	$14,880	$14,896	$15,895
06/2018	$14,870	$14,988	$16,048
07/2018	$15,366	$15,545	$16,519
08/2018	$15,941	$16,052	$17,423
09/2018	$15,921	$16,143	$17,520
10/2018	$14,592	$15,040	$15,953
11/2018	$15,277	$15,346	$16,123
12/2018	$14,060	$13,961	$14,736
01/2019	$15,238	$15,079	$16,061
02/2019	$15,848	$15,564	$16,636
03/2019	$16,290	$15,866	$17,109
04/2019	$17,173	$16,508	$17,882
05/2019	$15,922	$15,459	$16,752
06/2019	$17,120	$16,549	$17,903
07/2019	$17,299	$16,787	$18,307
08/2019	$16,952	$16,521	$18,167
09/2019	$16,847	$16,830	$18,169
10/2019	$17,141	$17,195	$18,682
11/2019	$17,941	$17,819	$19,510
12/2019	$18,475	$18,356	$20,099
01/2020	$18,604	$18,349	$20,548
02/2020	$17,676	$16,839	$19,149
03/2020	$16,348	$14,759	$17,265
04/2020	$18,313	$16,651	$19,820
05/2020	$19,522	$17,444	$21,150
06/2020	$20,246	$17,791	$22,071
07/2020	$21,250	$18,794	$23,770
08/2020	$23,388	$20,145	$26,222
09/2020	$22,373	$19,380	$24,989
10/2020	$21,790	$18,864	$24,140
11/2020	$23,593	$20,929	$26,612
12/2020	$24,279	$21,734	$27,836
01/2021	$23,725	$21,514	$27,630
02/2021	$24,290	$22,108	$27,623
03/2021	$24,979	$23,076	$28,098
04/2021	$26,346	$24,307	$30,010
05/2021	$26,527	$24,477	$29,595
06/2021	$27,544	$25,049	$31,451
07/2021	$28,120	$25,644	$32,488
08/2021	$28,820	$26,423	$33,702
09/2021	$26,945	$25,194	$31,815
10/2021	$28,493	$26,960	$34,571
11/2021	$28,052	$26,773	$34,782
12/2021	$28,735	$27,973	$35,517
01/2022	$26,954	$26,525	$32,469
02/2022	$25,730	$25,731	$31,090
03/2022	$26,478	$26,686	$32,306
04/2022	$22,701	$24,359	$28,405
05/2022	$22,143	$24,404	$27,744
06/2022	$20,432	$22,389	$25,547
07/2022	$22,665	$24,454	$28,613
08/2022	$21,584	$23,457	$27,280
09/2022	$19,541	$21,296	$24,628
10/2022	$20,729	$23,020	$26,067
11/2022	$22,238	$24,307	$27,255
12/2022	$20,749	$22,907	$25,169
01/2023	$23,627	$24,346	$27,266
02/2023	$23,136	$23,752	$26,943
03/2023	$25,172	$24,624	$28,784
04/2023	$25,340	$25,008	$29,068
05/2023	$26,870	$25,117	$30,393
06/2023	$28,569	$26,776	$32,472
07/2023	$29,903	$27,637	$33,566
08/2023	$29,426	$27,197	$33,264
09/2023	$27,488	$25,900	$31,455
10/2023	$26,730	$25,355	$31,007
11/2023	$29,875	$27,671	$34,387
12/2023	$31,337	$28,928	$35,910
01/2024	$32,177	$29,414	$36,806
02/2024	$34,501	$30,985	$39,317
03/2024	$35,191	$31,982	$40,009
04/2024	$33,197	$30,675	$38,312
05/2024	$34,591	$32,196	$40,606
06/2024	$36,630	$33,352	$43,344
07/2024	$36,375	$33,758	$42,606
08/2024	$36,990	$34,577	$43,494
09/2024	$38,429	$35,315	$44,726
10/2024	$38,444	$34,995	$44,578
11/2024	$41,728	$37,049	$47,469
12/2024	$42,008	$36,166	$47,888
01/2025	$43,713	$37,173	$48,836
02/2025	$41,593	$36,688	$47,081
03/2025	$38,056	$34,621	$43,115
04/2025	$38,534	$34,386	$43,879
05/2025	$42,342	$36,550	$47,761
06/2025	$45,099	$38,409	$50,806
07/2025	$45,896	$39,271	$52,724
08/2025	$46,263	$40,067	$53,314
09/2025	$48,064	$41,530	$56,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Class A at NAV	25.07%	16.52%	17.69%	10.22%
Class A with 5.75% MSCFootnote Reference1	17.89%	15.16%	17.00%	10.03%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Performance Inception Date	Dec. 30, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 18,423,639,657
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 78,957,091
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018229
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class C
Trading Symbol	LGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$185	1.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,991	$10,844	$10,861
11/2015	$11,100	$10,876	$10,892
12/2015	$10,948	$10,704	$10,732
01/2016	$10,327	$10,173	$10,133
02/2016	$10,185	$10,159	$10,128
03/2016	$10,871	$10,849	$10,811
04/2016	$10,969	$10,891	$10,713
05/2016	$11,264	$11,086	$10,921
06/2016	$11,176	$11,115	$10,878
07/2016	$11,830	$11,525	$11,391
08/2016	$11,950	$11,541	$11,335
09/2016	$12,048	$11,543	$11,376
10/2016	$11,678	$11,332	$11,109
11/2016	$11,481	$11,752	$11,351
12/2016	$11,468	$11,984	$11,491
01/2017	$11,799	$12,212	$11,878
02/2017	$12,217	$12,697	$12,372
03/2017	$12,415	$12,711	$12,515
04/2017	$12,734	$12,842	$12,801
05/2017	$13,306	$13,023	$13,134
06/2017	$13,427	$13,104	$13,099
07/2017	$13,835	$13,373	$13,447
08/2017	$14,088	$13,414	$13,694
09/2017	$14,220	$13,691	$13,872
10/2017	$14,660	$14,011	$14,410
11/2017	$15,067	$14,440	$14,847
12/2017	$15,069	$14,601	$14,963
01/2018	$16,283	$15,437	$16,023
02/2018	$15,642	$14,868	$15,603
03/2018	$15,125	$14,490	$15,175
04/2018	$14,990	$14,546	$15,228
05/2018	$15,474	$14,896	$15,895
06/2018	$15,451	$14,988	$16,048
07/2018	$15,957	$15,545	$16,519
08/2018	$16,542	$16,052	$17,423
09/2018	$16,508	$16,143	$17,520
10/2018	$15,125	$15,040	$15,953
11/2018	$15,822	$15,346	$16,123
12/2018	$14,549	$13,961	$14,736
01/2019	$15,767	$15,079	$16,061
02/2019	$16,388	$15,564	$16,636
03/2019	$16,829	$15,866	$17,109
04/2019	$17,724	$16,508	$17,882
05/2019	$16,423	$15,459	$16,752
06/2019	$17,653	$16,549	$17,903
07/2019	$17,832	$16,787	$18,307
08/2019	$17,462	$16,521	$18,167
09/2019	$17,342	$16,830	$18,169
10/2019	$17,629	$17,195	$18,682
11/2019	$18,440	$17,819	$19,510
12/2019	$18,981	$18,356	$20,099
01/2020	$19,104	$18,349	$20,548
02/2020	$18,136	$16,839	$19,149
03/2020	$16,765	$14,759	$17,265
04/2020	$18,761	$16,651	$19,820
05/2020	$19,985	$17,444	$21,150
06/2020	$20,720	$17,791	$22,071
07/2020	$21,737	$18,794	$23,770
08/2020	$23,904	$20,145	$26,222
09/2020	$22,851	$19,380	$24,989
10/2020	$22,239	$18,864	$24,140
11/2020	$24,076	$20,929	$26,612
12/2020	$24,755	$21,734	$27,836
01/2021	$24,175	$21,514	$27,630
02/2021	$24,729	$22,108	$27,623
03/2021	$25,425	$23,076	$28,098
04/2021	$26,790	$24,307	$30,010
05/2021	$26,957	$24,477	$29,595
06/2021	$27,975	$25,049	$31,451
07/2021	$28,541	$25,644	$32,488
08/2021	$29,237	$26,423	$33,702
09/2021	$27,318	$25,194	$31,815
10/2021	$28,863	$26,960	$34,571
11/2021	$28,400	$26,773	$34,782
12/2021	$29,075	$27,973	$35,517
01/2022	$27,262	$26,525	$32,469
02/2022	$25,995	$25,731	$31,090
03/2022	$26,745	$26,686	$32,306
04/2022	$22,914	$24,359	$28,405
05/2022	$22,328	$24,404	$27,744
06/2022	$20,610	$22,389	$25,547
07/2022	$22,846	$24,454	$28,613
08/2022	$21,728	$23,457	$27,280
09/2022	$19,656	$21,296	$24,628
10/2022	$20,842	$23,020	$26,067
11/2022	$22,342	$24,307	$27,255
12/2022	$20,840	$22,907	$25,169
01/2023	$23,718	$24,346	$27,266
02/2023	$23,205	$23,752	$26,943
03/2023	$25,239	$24,624	$28,784
04/2023	$25,388	$25,008	$29,068
05/2023	$26,893	$25,117	$30,393
06/2023	$28,580	$26,776	$32,472
07/2023	$29,903	$27,637	$33,566
08/2023	$29,407	$27,197	$33,264
09/2023	$27,456	$25,900	$31,455
10/2023	$26,684	$25,355	$31,007
11/2023	$29,824	$27,671	$34,387
12/2023	$31,284	$28,928	$35,910
01/2024	$32,122	$29,414	$36,806
02/2024	$34,442	$30,985	$39,317
03/2024	$35,131	$31,982	$40,009
04/2024	$33,140	$30,675	$38,312
05/2024	$34,532	$32,196	$40,606
06/2024	$36,568	$33,352	$43,344
07/2024	$36,313	$33,758	$42,606
08/2024	$36,927	$34,577	$43,494
09/2024	$38,364	$35,315	$44,726
10/2024	$38,379	$34,995	$44,578
11/2024	$41,657	$37,049	$47,469
12/2024	$41,936	$36,166	$47,888
01/2025	$43,638	$37,173	$48,836
02/2025	$41,522	$36,688	$47,081
03/2025	$37,991	$34,621	$43,115
04/2025	$38,468	$34,386	$43,879
05/2025	$42,270	$36,550	$47,761
06/2025	$45,022	$38,409	$50,806
07/2025	$45,818	$39,271	$52,724
08/2025	$46,184	$40,067	$53,314
09/2025	$47,982	$41,530	$56,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/03
Class C at NAV	24.16%	15.65%	16.98%	10.07%
Class C with 1.00% CDSCFootnote Reference1	23.16%	15.65%	16.98%	10.07%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Performance Inception Date	Sep. 15, 2003
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 18,423,639,657
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 78,957,091
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125484
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class N
Trading Symbol	LGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$63	0.56%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,998	$10,844	$10,861
11/2015	$11,122	$10,876	$10,892
12/2015	$10,970	$10,704	$10,732
01/2016	$10,368	$10,173	$10,133
02/2016	$10,234	$10,159	$10,128
03/2016	$10,922	$10,849	$10,811
04/2016	$11,037	$10,891	$10,713
05/2016	$11,353	$11,086	$10,921
06/2016	$11,267	$11,115	$10,878
07/2016	$11,946	$11,525	$11,391
08/2016	$12,070	$11,541	$11,335
09/2016	$12,175	$11,543	$11,376
10/2016	$11,812	$11,332	$11,109
11/2016	$11,630	$11,752	$11,351
12/2016	$11,633	$11,984	$11,491
01/2017	$11,973	$12,212	$11,878
02/2017	$12,410	$12,697	$12,372
03/2017	$12,623	$12,711	$12,515
04/2017	$12,953	$12,842	$12,801
05/2017	$13,555	$13,023	$13,134
06/2017	$13,691	$13,104	$13,099
07/2017	$14,119	$13,373	$13,447
08/2017	$14,390	$13,414	$13,694
09/2017	$14,536	$13,691	$13,872
10/2017	$14,992	$14,011	$14,410
11/2017	$15,429	$14,440	$14,847
12/2017	$15,443	$14,601	$14,963
01/2018	$16,707	$15,437	$16,023
02/2018	$16,060	$14,868	$15,603
03/2018	$15,543	$14,490	$15,175
04/2018	$15,423	$14,546	$15,228
05/2018	$15,921	$14,896	$15,895
06/2018	$15,921	$14,988	$16,048
07/2018	$16,448	$15,545	$16,519
08/2018	$17,075	$16,052	$17,423
09/2018	$17,065	$16,143	$17,520
10/2018	$15,642	$15,040	$15,953
11/2018	$16,379	$15,346	$16,123
12/2018	$15,074	$13,961	$14,736
01/2019	$16,351	$15,079	$16,061
02/2019	$17,005	$15,564	$16,636
03/2019	$17,480	$15,866	$17,109
04/2019	$18,440	$16,508	$17,882
05/2019	$17,089	$15,459	$16,752
06/2019	$18,387	$16,549	$17,903
07/2019	$18,587	$16,787	$18,307
08/2019	$18,218	$16,521	$18,167
09/2019	$18,113	$16,830	$18,169
10/2019	$18,429	$17,195	$18,682
11/2019	$19,294	$17,819	$19,510
12/2019	$19,875	$18,356	$20,099
01/2020	$20,027	$18,349	$20,548
02/2020	$19,030	$16,839	$19,149
03/2020	$17,609	$14,759	$17,265
04/2020	$19,724	$16,651	$19,820
05/2020	$21,036	$17,444	$21,150
06/2020	$21,816	$17,791	$22,071
07/2020	$22,911	$18,794	$23,770
08/2020	$25,221	$20,145	$26,222
09/2020	$24,137	$19,380	$24,989
10/2020	$23,508	$18,864	$24,140
11/2020	$25,470	$20,929	$26,612
12/2020	$26,211	$21,734	$27,836
01/2021	$25,622	$21,514	$27,630
02/2021	$26,234	$22,108	$27,623
03/2021	$26,982	$23,076	$28,098
04/2021	$28,467	$24,307	$30,010
05/2021	$28,670	$24,477	$29,595
06/2021	$29,781	$25,049	$31,451
07/2021	$30,416	$25,644	$32,488
08/2021	$31,175	$26,423	$33,702
09/2021	$29,158	$25,194	$31,815
10/2021	$30,846	$26,960	$34,571
11/2021	$30,370	$26,773	$34,782
12/2021	$31,112	$27,973	$35,517
01/2022	$29,201	$26,525	$32,469
02/2022	$27,872	$25,731	$31,090
03/2022	$28,702	$26,686	$32,306
04/2022	$24,607	$24,359	$28,405
05/2022	$24,014	$24,404	$27,744
06/2022	$22,174	$22,389	$25,547
07/2022	$24,595	$24,454	$28,613
08/2022	$23,432	$23,457	$27,280
09/2022	$21,212	$21,296	$24,628
10/2022	$22,506	$23,020	$26,067
11/2022	$24,156	$24,307	$27,255
12/2022	$22,538	$22,907	$25,169
01/2023	$25,690	$24,346	$27,266
02/2023	$25,151	$23,752	$26,943
03/2023	$27,377	$24,624	$28,784
04/2023	$27,571	$25,008	$29,068
05/2023	$29,244	$25,117	$30,393
06/2023	$31,097	$26,776	$32,472
07/2023	$32,549	$27,637	$33,566
08/2023	$32,051	$27,197	$33,264
09/2023	$29,949	$25,900	$31,455
10/2023	$29,120	$25,355	$31,007
11/2023	$32,562	$27,671	$34,387
12/2023	$34,169	$28,928	$35,910
01/2024	$35,093	$29,414	$36,806
02/2024	$37,631	$30,985	$39,317
03/2024	$38,394	$31,982	$40,009
04/2024	$36,238	$30,675	$38,312
05/2024	$37,763	$32,196	$40,606
06/2024	$40,008	$33,352	$43,344
07/2024	$39,744	$33,758	$42,606
08/2024	$40,419	$34,577	$43,494
09/2024	$42,003	$35,315	$44,726
10/2024	$42,033	$34,995	$44,578
11/2024	$45,642	$37,049	$47,469
12/2024	$45,945	$36,166	$47,888
01/2025	$47,819	$37,173	$48,836
02/2025	$45,542	$36,688	$47,081
03/2025	$41,669	$34,621	$43,115
04/2025	$42,196	$34,386	$43,879
05/2025	$46,378	$36,550	$47,761
06/2025	$49,414	$38,409	$50,806
07/2025	$50,297	$39,271	$52,724
08/2025	$50,716	$40,067	$53,314
09/2025	$52,714	$41,530	$56,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	25.50%	16.91%	18.08%	17.09%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Performance Inception Date	Feb. 01, 2013
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 18,423,639,657
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 78,957,091
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018230
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class Y
Trading Symbol	LSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 30 to 40 holdings.

Top Contributors to Performance

• The Fund's positions in Nvidia, Tesla, and Netflix contributed the most to performance.

• Stock selection in the information technology, consumer discretionary, consumer staples, communication services, and industrials sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Regeneron Pharmaceuticals, Novo Nordisk, and Thermo Fisher Scientific detracted the most from performance.

• Stock selection in the healthcare and financials sectors as well as our allocations in the information technology, healthcare, industrials, and financials sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Boeing, Deere, Novo Nordisk, Regeneron, Thermo Fisher, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Netflix, Oracle, Qualcomm, Tesla, and Yum China to finance purchases and manage position size.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Russell 1000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,997	$10,844	$10,861
11/2015	$11,111	$10,876	$10,892
12/2015	$10,971	$10,704	$10,732
01/2016	$10,360	$10,173	$10,133
02/2016	$10,226	$10,159	$10,128
03/2016	$10,914	$10,849	$10,811
04/2016	$11,028	$10,891	$10,713
05/2016	$11,334	$11,086	$10,921
06/2016	$11,248	$11,115	$10,878
07/2016	$11,926	$11,525	$11,391
08/2016	$12,050	$11,541	$11,335
09/2016	$12,155	$11,543	$11,376
10/2016	$11,792	$11,332	$11,109
11/2016	$11,611	$11,752	$11,351
12/2016	$11,615	$11,984	$11,491
01/2017	$11,954	$12,212	$11,878
02/2017	$12,390	$12,697	$12,372
03/2017	$12,593	$12,711	$12,515
04/2017	$12,932	$12,842	$12,801
05/2017	$13,523	$13,023	$13,134
06/2017	$13,659	$13,104	$13,099
07/2017	$14,085	$13,373	$13,447
08/2017	$14,357	$13,414	$13,694
09/2017	$14,502	$13,691	$13,872
10/2017	$14,957	$14,011	$14,410
11/2017	$15,393	$14,440	$14,847
12/2017	$15,406	$14,601	$14,963
01/2018	$16,665	$15,437	$16,023
02/2018	$16,011	$14,868	$15,603
03/2018	$15,495	$14,490	$15,175
04/2018	$15,376	$14,546	$15,228
05/2018	$15,882	$14,896	$15,895
06/2018	$15,872	$14,988	$16,048
07/2018	$16,398	$15,545	$16,519
08/2018	$17,023	$16,052	$17,423
09/2018	$17,003	$16,143	$17,520
10/2018	$15,594	$15,040	$15,953
11/2018	$16,318	$15,346	$16,123
12/2018	$15,023	$13,961	$14,736
01/2019	$16,294	$15,079	$16,061
02/2019	$16,946	$15,564	$16,636
03/2019	$17,419	$15,866	$17,109
04/2019	$18,364	$16,508	$17,882
05/2019	$17,030	$15,459	$16,752
06/2019	$18,322	$16,549	$17,903
07/2019	$18,522	$16,787	$18,307
08/2019	$18,154	$16,521	$18,167
09/2019	$18,038	$16,830	$18,169
10/2019	$18,354	$17,195	$18,682
11/2019	$19,215	$17,819	$19,510
12/2019	$19,788	$18,356	$20,099
01/2020	$19,939	$18,349	$20,548
02/2020	$18,947	$16,839	$19,149
03/2020	$17,533	$14,759	$17,265
04/2020	$19,637	$16,651	$19,820
05/2020	$20,932	$17,444	$21,150
06/2020	$21,719	$17,791	$22,071
07/2020	$22,798	$18,794	$23,770
08/2020	$25,097	$20,145	$26,222
09/2020	$24,018	$19,380	$24,989
10/2020	$23,392	$18,864	$24,140
11/2020	$25,334	$20,929	$26,612
12/2020	$26,075	$21,734	$27,836
01/2021	$25,489	$21,514	$27,630
02/2021	$26,098	$22,108	$27,623
03/2021	$26,842	$23,076	$28,098
04/2021	$28,318	$24,307	$30,010
05/2021	$28,509	$24,477	$29,595
06/2021	$29,625	$25,049	$31,451
07/2021	$30,245	$25,644	$32,488
08/2021	$31,000	$26,423	$33,702
09/2021	$28,994	$25,194	$31,815
10/2021	$30,662	$26,960	$34,571
11/2021	$30,200	$26,773	$34,782
12/2021	$30,938	$27,973	$35,517
01/2022	$29,026	$26,525	$32,469
02/2022	$27,704	$25,731	$31,090
03/2022	$28,530	$26,686	$32,306
04/2022	$24,458	$24,359	$28,405
05/2022	$23,856	$24,404	$27,744
06/2022	$22,026	$22,389	$25,547
07/2022	$24,446	$24,454	$28,613
08/2022	$23,277	$23,457	$27,280
09/2022	$21,082	$21,296	$24,628
10/2022	$22,356	$23,020	$26,067
11/2022	$23,997	$24,307	$27,255
12/2022	$22,388	$22,907	$25,169
01/2023	$25,510	$24,346	$27,266
02/2023	$24,987	$23,752	$26,943
03/2023	$27,187	$24,624	$28,784
04/2023	$27,380	$25,008	$29,068
05/2023	$29,030	$25,117	$30,393
06/2023	$30,859	$26,776	$32,472
07/2023	$32,317	$27,637	$33,566
08/2023	$31,808	$27,197	$33,264
09/2023	$29,718	$25,900	$31,455
10/2023	$28,906	$25,355	$31,007
11/2023	$32,317	$27,671	$34,387
12/2023	$33,900	$28,928	$35,910
01/2024	$34,820	$29,414	$36,806
02/2024	$37,330	$30,985	$39,317
03/2024	$38,103	$31,982	$40,009
04/2024	$35,943	$30,675	$38,312
05/2024	$37,461	$32,196	$40,606
06/2024	$39,679	$33,352	$43,344
07/2024	$39,416	$33,758	$42,606
08/2024	$40,088	$34,577	$43,494
09/2024	$41,649	$35,315	$44,726
10/2024	$41,678	$34,995	$44,578
11/2024	$45,254	$37,049	$47,469
12/2024	$45,555	$36,166	$47,888
01/2025	$47,404	$37,173	$48,836
02/2025	$45,139	$36,688	$47,081
03/2025	$41,301	$34,621	$43,115
04/2025	$41,810	$34,386	$43,879
05/2025	$45,956	$36,550	$47,761
06/2025	$48,976	$38,409	$50,806
07/2025	$49,839	$39,271	$52,724
08/2025	$50,255	$40,067	$53,314
09/2025	$52,228	$41,530	$56,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Class Y	25.40%	16.81%	17.98%	10.47%
S&P 500® Index	17.60%	16.47%	15.30%	-%
Russell 1000® Growth Index	25.53%	17.58%	18.83%	-%

Performance Inception Date	Dec. 30, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 18,423,639,657
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 78,957,091
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,423,639,657
# of Portfolio Holdings (including overnight repurchase agreements)	39
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$78,957,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
IT Services	3.1%
Pharmaceuticals	3.2%
Biotechnology	4.0%
Aerospace & Defense	4.6%
Broadline Retail	5.0%
Financial Services	5.9%
Automobiles	8.1%
Entertainment	9.0%
Semiconductors & Semiconductor Equipment	11.9%
Interactive Media & Services	14.3%
Software	17.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	10.8%
Tesla, Inc.	8.1%
Meta Platforms, Inc., Class A	7.6%
Oracle Corp.	7.0%
Netflix, Inc.	6.5%
Amazon.com, Inc.	4.9%
Alphabet, Inc., Class A	4.9%
Microsoft Corp.	4.7%
Boeing Co.	4.6%
Visa, Inc., Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018239
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class A
Trading Symbol	NEFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$71	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$9,772	$10,000	$10,000
10/2015	$9,750	$10,002	$9,979
11/2015	$9,727	$9,975	$9,950
12/2015	$9,708	$9,943	$9,935
01/2016	$9,779	$10,080	$10,041
02/2016	$9,790	$10,151	$10,065
03/2016	$9,801	$10,244	$10,088
04/2016	$9,804	$10,284	$10,088
05/2016	$9,798	$10,286	$10,073
06/2016	$9,871	$10,471	$10,169
07/2016	$9,865	$10,537	$10,165
08/2016	$9,851	$10,525	$10,134
09/2016	$9,863	$10,519	$10,152
10/2016	$9,849	$10,439	$10,131
11/2016	$9,775	$10,192	$10,035
12/2016	$9,776	$10,206	$10,036
01/2017	$9,787	$10,226	$10,055
02/2017	$9,799	$10,295	$10,070
03/2017	$9,804	$10,290	$10,075
04/2017	$9,826	$10,369	$10,108
05/2017	$9,848	$10,449	$10,132
06/2017	$9,844	$10,438	$10,117
07/2017	$9,858	$10,483	$10,144
08/2017	$9,889	$10,577	$10,180
09/2017	$9,859	$10,527	$10,146
10/2017	$9,864	$10,533	$10,136
11/2017	$9,852	$10,519	$10,106
12/2017	$9,857	$10,568	$10,105
01/2018	$9,810	$10,446	$10,047
02/2018	$9,798	$10,347	$10,034
03/2018	$9,821	$10,413	$10,066
04/2018	$9,801	$10,336	$10,030
05/2018	$9,842	$10,410	$10,079
06/2018	$9,840	$10,397	$10,078
07/2018	$9,829	$10,399	$10,069
08/2018	$9,871	$10,466	$10,112
09/2018	$9,843	$10,399	$10,084
10/2018	$9,850	$10,317	$10,097
11/2018	$9,885	$10,378	$10,146
12/2018	$9,969	$10,569	$10,259
01/2019	$9,996	$10,681	$10,293
02/2019	$10,004	$10,675	$10,296
03/2019	$10,067	$10,880	$10,385
04/2019	$10,075	$10,883	$10,401
05/2019	$10,165	$11,076	$10,508
06/2019	$10,209	$11,215	$10,577
07/2019	$10,200	$11,240	$10,558
08/2019	$10,298	$11,531	$10,684
09/2019	$10,278	$11,470	$10,658
10/2019	$10,293	$11,504	$10,691
11/2019	$10,281	$11,498	$10,679
12/2019	$10,282	$11,490	$10,694
01/2020	$10,370	$11,711	$10,790
02/2020	$10,466	$11,922	$10,919
03/2020	$10,516	$11,852	$11,096
04/2020	$10,546	$12,063	$11,116
05/2020	$10,564	$12,119	$11,133
06/2020	$10,583	$12,195	$11,141
07/2020	$10,600	$12,377	$11,160
08/2020	$10,598	$12,277	$11,153
09/2020	$10,605	$12,271	$11,156
10/2020	$10,593	$12,216	$11,142
11/2020	$10,599	$12,336	$11,150
12/2020	$10,608	$12,353	$11,158
01/2021	$10,605	$12,264	$11,155
02/2021	$10,574	$12,087	$11,118
03/2021	$10,552	$11,936	$11,094
04/2021	$10,567	$12,030	$11,113
05/2021	$10,571	$12,070	$11,134
06/2021	$10,557	$12,155	$11,105
07/2021	$10,581	$12,290	$11,149
08/2021	$10,567	$12,267	$11,141
09/2021	$10,544	$12,161	$11,108
10/2021	$10,501	$12,157	$11,052
11/2021	$10,496	$12,193	$11,052
12/2021	$10,476	$12,162	$11,026
01/2022	$10,416	$11,900	$10,922
02/2022	$10,365	$11,767	$10,869
03/2022	$10,223	$11,441	$10,655
04/2022	$10,136	$11,006	$10,565
05/2022	$10,161	$11,077	$10,635
06/2022	$10,113	$10,904	$10,565
07/2022	$10,178	$11,170	$10,648
08/2022	$10,070	$10,854	$10,503
09/2022	$9,937	$10,385	$10,328
10/2022	$9,892	$10,251	$10,307
11/2022	$9,989	$10,628	$10,421
12/2022	$9,997	$10,580	$10,424
01/2023	$10,119	$10,905	$10,539
02/2023	$10,052	$10,623	$10,408
03/2023	$10,185	$10,893	$10,618
04/2023	$10,232	$10,959	$10,663
05/2023	$10,206	$10,840	$10,606
06/2023	$10,169	$10,801	$10,525
07/2023	$10,201	$10,794	$10,555
08/2023	$10,224	$10,725	$10,584
09/2023	$10,199	$10,452	$10,545
10/2023	$10,194	$10,287	$10,555
11/2023	$10,343	$10,753	$10,715
12/2023	$10,484	$11,165	$10,881
01/2024	$10,538	$11,134	$10,915
02/2024	$10,492	$10,977	$10,833
03/2024	$10,537	$11,078	$10,877
04/2024	$10,482	$10,798	$10,786
05/2024	$10,566	$10,981	$10,883
06/2024	$10,630	$11,085	$10,960
07/2024	$10,764	$11,344	$11,125
08/2024	$10,849	$11,507	$11,235
09/2024	$10,922	$11,661	$11,334
10/2024	$10,826	$11,372	$11,210
11/2024	$10,888	$11,493	$11,252
12/2024	$10,883	$11,304	$11,242
01/2025	$10,926	$11,364	$11,298
02/2025	$11,027	$11,614	$11,411
03/2025	$11,080	$11,619	$11,471
04/2025	$11,173	$11,664	$11,587
05/2025	$11,158	$11,581	$11,543
06/2025	$11,230	$11,759	$11,630
07/2025	$11,221	$11,728	$11,611
08/2025	$11,326	$11,868	$11,735
09/2025	$11,348	$11,998	$11,762

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class A at NAV	3.90%	1.36%	1.51%	4.02%
Class A with 2.25% MSCFootnote Reference1	1.57%	0.89%	1.27%	3.95%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%

Performance Inception Date	Sep. 15, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 682,389,259
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,762,766
InvestmentCompanyPortfolioTurnover	269.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018241
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class C
Trading Symbol	NECLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$147	1.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,971	$10,002	$9,979
11/2015	$9,942	$9,975	$9,950
12/2015	$9,916	$9,943	$9,935
01/2016	$9,982	$10,080	$10,041
02/2016	$9,987	$10,151	$10,065
03/2016	$9,992	$10,244	$10,088
04/2016	$9,989	$10,284	$10,088
05/2016	$9,977	$10,286	$10,073
06/2016	$10,045	$10,471	$10,169
07/2016	$10,033	$10,537	$10,165
08/2016	$10,012	$10,525	$10,134
09/2016	$10,018	$10,519	$10,152
10/2016	$9,997	$10,439	$10,131
11/2016	$9,917	$10,192	$10,035
12/2016	$9,902	$10,206	$10,036
01/2017	$9,916	$10,226	$10,055
02/2017	$9,923	$10,295	$10,070
03/2017	$9,922	$10,290	$10,075
04/2017	$9,937	$10,369	$10,108
05/2017	$9,953	$10,449	$10,132
06/2017	$9,943	$10,438	$10,117
07/2017	$9,951	$10,483	$10,144
08/2017	$9,976	$10,577	$10,180
09/2017	$9,940	$10,527	$10,146
10/2017	$9,938	$10,533	$10,136
11/2017	$9,919	$10,519	$10,106
12/2017	$9,919	$10,568	$10,105
01/2018	$9,865	$10,446	$10,047
02/2018	$9,847	$10,347	$10,034
03/2018	$9,864	$10,413	$10,066
04/2018	$9,838	$10,336	$10,030
05/2018	$9,873	$10,410	$10,079
06/2018	$9,864	$10,397	$10,078
07/2018	$9,847	$10,399	$10,069
08/2018	$9,883	$10,466	$10,112
09/2018	$9,849	$10,399	$10,084
10/2018	$9,850	$10,317	$10,097
11/2018	$9,879	$10,378	$10,146
12/2018	$9,948	$10,569	$10,259
01/2019	$9,977	$10,681	$10,293
02/2019	$9,979	$10,675	$10,296
03/2019	$10,035	$10,880	$10,385
04/2019	$10,038	$10,883	$10,401
05/2019	$10,121	$11,076	$10,508
06/2019	$10,159	$11,215	$10,577
07/2019	$10,142	$11,240	$10,558
08/2019	$10,233	$11,531	$10,684
09/2019	$10,207	$11,470	$10,658
10/2019	$10,216	$11,504	$10,691
11/2019	$10,198	$11,498	$10,679
12/2019	$10,192	$11,490	$10,694
01/2020	$10,273	$11,711	$10,790
02/2020	$10,362	$11,922	$10,919
03/2020	$10,405	$11,852	$11,096
04/2020	$10,428	$12,063	$11,116
05/2020	$10,440	$12,119	$11,133
06/2020	$10,453	$12,195	$11,141
07/2020	$10,462	$12,377	$11,160
08/2020	$10,454	$12,277	$11,153
09/2020	$10,446	$12,271	$11,156
10/2020	$10,428	$12,216	$11,142
11/2020	$10,428	$12,336	$11,150
12/2020	$10,431	$12,353	$11,158
01/2021	$10,431	$12,264	$11,155
02/2021	$10,386	$12,087	$11,118
03/2021	$10,359	$11,936	$11,094
04/2021	$10,368	$12,030	$11,113
05/2021	$10,368	$12,070	$11,134
06/2021	$10,350	$12,155	$11,105
07/2021	$10,368	$12,290	$11,149
08/2021	$10,341	$12,267	$11,141
09/2021	$10,305	$12,161	$11,108
10/2021	$10,260	$12,157	$11,052
11/2021	$10,251	$12,193	$11,052
12/2021	$10,228	$12,162	$11,026
01/2022	$10,157	$11,900	$10,922
02/2022	$10,111	$11,767	$10,869
03/2022	$9,958	$11,441	$10,655
04/2022	$9,867	$11,006	$10,565
05/2022	$9,885	$11,077	$10,635
06/2022	$9,833	$10,904	$10,565
07/2022	$9,890	$11,170	$10,648
08/2022	$9,787	$10,854	$10,503
09/2022	$9,643	$10,385	$10,328
10/2022	$9,592	$10,251	$10,307
11/2022	$9,681	$10,628	$10,421
12/2022	$9,683	$10,580	$10,424
01/2023	$9,803	$10,905	$10,539
02/2023	$9,723	$10,623	$10,408
03/2023	$9,846	$10,893	$10,618
04/2023	$9,895	$10,959	$10,663
05/2023	$9,863	$10,840	$10,606
06/2023	$9,821	$10,801	$10,525
07/2023	$9,836	$10,794	$10,555
08/2023	$9,853	$10,725	$10,584
09/2023	$9,822	$10,452	$10,545
10/2023	$9,817	$10,287	$10,555
11/2023	$9,961	$10,753	$10,715
12/2023	$10,096	$11,165	$10,881
01/2024	$10,148	$11,134	$10,915
02/2024	$10,104	$10,977	$10,833
03/2024	$10,147	$11,078	$10,877
04/2024	$10,094	$10,798	$10,786
05/2024	$10,175	$10,981	$10,883
06/2024	$10,237	$11,085	$10,960
07/2024	$10,366	$11,344	$11,125
08/2024	$10,447	$11,507	$11,235
09/2024	$10,518	$11,661	$11,334
10/2024	$10,425	$11,372	$11,210
11/2024	$10,485	$11,493	$11,252
12/2024	$10,480	$11,304	$11,242
01/2025	$10,522	$11,364	$11,298
02/2025	$10,619	$11,614	$11,411
03/2025	$10,670	$11,619	$11,471
04/2025	$10,760	$11,664	$11,587
05/2025	$10,745	$11,581	$11,543
06/2025	$10,815	$11,759	$11,630
07/2025	$10,806	$11,728	$11,611
08/2025	$10,907	$11,868	$11,735
09/2025	$10,928	$11,998	$11,762

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class C at NAV	3.12%	0.63%	0.89%	3.18%
Class C with 1.00% CDSCFootnote Reference1	2.12%	0.63%	0.89%	3.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%

Performance Inception Date	Sep. 15, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 682,389,259
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,762,766
InvestmentCompanyPortfolioTurnover	269.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class N
Trading Symbol	LGANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
02/2017	$10,014	$10,080	$10,018
03/2017	$10,030	$10,074	$10,024
04/2017	$10,055	$10,152	$10,056
05/2017	$10,089	$10,230	$10,080
06/2017	$10,079	$10,220	$10,065
07/2017	$10,096	$10,264	$10,092
08/2017	$10,131	$10,356	$10,128
09/2017	$10,112	$10,307	$10,094
10/2017	$10,111	$10,313	$10,084
11/2017	$10,101	$10,300	$10,055
12/2017	$10,110	$10,347	$10,053
01/2018	$10,064	$10,228	$9,996
02/2018	$10,054	$10,131	$9,982
03/2018	$10,090	$10,196	$10,014
04/2018	$10,063	$10,120	$9,979
05/2018	$10,109	$10,192	$10,028
06/2018	$10,109	$10,180	$10,027
07/2018	$10,101	$10,182	$10,017
08/2018	$10,147	$10,247	$10,061
09/2018	$10,121	$10,181	$10,033
10/2018	$10,131	$10,101	$10,045
11/2018	$10,170	$10,161	$10,094
12/2018	$10,259	$10,348	$10,207
01/2019	$10,290	$10,458	$10,240
02/2019	$10,301	$10,452	$10,243
03/2019	$10,368	$10,653	$10,332
04/2019	$10,380	$10,655	$10,348
05/2019	$10,475	$10,844	$10,454
06/2019	$10,533	$10,981	$10,522
07/2019	$10,526	$11,005	$10,504
08/2019	$10,621	$11,290	$10,629
09/2019	$10,603	$11,230	$10,603
10/2019	$10,622	$11,264	$10,637
11/2019	$10,622	$11,258	$10,624
12/2019	$10,625	$11,250	$10,639
01/2020	$10,710	$11,466	$10,734
02/2020	$10,812	$11,673	$10,863
03/2020	$10,876	$11,604	$11,039
04/2020	$10,901	$11,810	$11,059
05/2020	$10,923	$11,865	$11,076
06/2020	$10,955	$11,940	$11,084
07/2020	$10,966	$12,119	$11,102
08/2020	$10,967	$12,021	$11,096
09/2020	$10,977	$12,014	$11,099
10/2020	$10,968	$11,960	$11,085
11/2020	$10,977	$12,078	$11,093
12/2020	$10,990	$12,094	$11,101
01/2021	$10,989	$12,008	$11,098
02/2021	$10,960	$11,834	$11,061
03/2021	$10,940	$11,687	$11,037
04/2021	$10,959	$11,779	$11,056
05/2021	$10,976	$11,817	$11,077
06/2021	$10,955	$11,900	$11,048
07/2021	$10,992	$12,033	$11,092
08/2021	$10,981	$12,011	$11,083
09/2021	$10,950	$11,907	$11,052
10/2021	$10,909	$11,903	$10,995
11/2021	$10,905	$11,939	$10,996
12/2021	$10,888	$11,908	$10,970
01/2022	$10,829	$11,651	$10,866
02/2022	$10,788	$11,521	$10,813
03/2022	$10,633	$11,201	$10,601
04/2022	$10,545	$10,776	$10,511
05/2022	$10,574	$10,846	$10,580
06/2022	$10,527	$10,676	$10,510
07/2022	$10,598	$10,936	$10,593
08/2022	$10,488	$10,627	$10,449
09/2022	$10,352	$10,168	$10,275
10/2022	$10,298	$10,037	$10,254
11/2022	$10,411	$10,406	$10,368
12/2022	$10,423	$10,359	$10,371
01/2023	$10,562	$10,677	$10,485
02/2023	$10,485	$10,401	$10,354
03/2023	$10,626	$10,666	$10,563
04/2023	$10,678	$10,730	$10,608
05/2023	$10,663	$10,613	$10,552
06/2023	$10,618	$10,576	$10,471
07/2023	$10,653	$10,568	$10,501
08/2023	$10,681	$10,501	$10,529
09/2023	$10,657	$10,234	$10,490
10/2023	$10,655	$10,072	$10,501
11/2023	$10,813	$10,528	$10,660
12/2023	$10,963	$10,931	$10,825
01/2024	$11,021	$10,901	$10,859
02/2024	$10,977	$10,747	$10,778
03/2024	$11,026	$10,847	$10,821
04/2024	$10,971	$10,573	$10,730
05/2024	$11,062	$10,752	$10,828
06/2024	$11,132	$10,854	$10,904
07/2024	$11,275	$11,107	$11,068
08/2024	$11,366	$11,267	$11,178
09/2024	$11,456	$11,418	$11,276
10/2024	$11,348	$11,135	$11,153
11/2024	$11,416	$11,252	$11,195
12/2024	$11,414	$11,068	$11,184
01/2025	$11,462	$11,127	$11,240
02/2025	$11,571	$11,372	$11,352
03/2025	$11,629	$11,376	$11,412
04/2025	$11,729	$11,421	$11,527
05/2025	$11,716	$11,339	$11,484
06/2025	$11,795	$11,513	$11,570
07/2025	$11,788	$11,483	$11,552
08/2025	$11,901	$11,620	$11,675
09/2025	$11,938	$11,747	$11,702

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	4.20%	1.69%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.87%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.83%

Performance Inception Date	Feb. 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 682,389,259
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,762,766
InvestmentCompanyPortfolioTurnover	269.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018242
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class Y
Trading Symbol	NELYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$46	0.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Allocation effect was the main driver of outperformance.

• The overweight allocations to securitized agency and credit were positive for the period, particularly agency backed mortgage exposure.

• Non-government exposure (asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also contributed to performance during the period, with CMBS exposure being the dominant driver of performance as compared to ABS.

Top Detractors from Performance

• US Treasury notes detracted from performance during the period.

• Despite positive contribution from securitized credit, security selection within the sector was slightly negative.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,971	$10,002	$9,979
11/2015	$9,958	$9,975	$9,950
12/2015	$9,933	$9,943	$9,935
01/2016	$10,007	$10,080	$10,041
02/2016	$10,020	$10,151	$10,065
03/2016	$10,042	$10,244	$10,088
04/2016	$10,047	$10,284	$10,088
05/2016	$10,044	$10,286	$10,073
06/2016	$10,120	$10,471	$10,169
07/2016	$10,116	$10,537	$10,165
08/2016	$10,105	$10,525	$10,134
09/2016	$10,119	$10,519	$10,152
10/2016	$10,106	$10,439	$10,131
11/2016	$10,033	$10,192	$10,035
12/2016	$10,027	$10,206	$10,036
01/2017	$10,041	$10,226	$10,055
02/2017	$10,055	$10,295	$10,070
03/2017	$10,063	$10,290	$10,075
04/2017	$10,096	$10,369	$10,108
05/2017	$10,120	$10,449	$10,132
06/2017	$10,118	$10,438	$10,117
07/2017	$10,126	$10,483	$10,144
08/2017	$10,160	$10,577	$10,180
09/2017	$10,141	$10,527	$10,146
10/2017	$10,148	$10,533	$10,136
11/2017	$10,128	$10,519	$10,106
12/2017	$10,136	$10,568	$10,105
01/2018	$10,090	$10,446	$10,047
02/2018	$10,088	$10,347	$10,034
03/2018	$10,114	$10,413	$10,066
04/2018	$10,096	$10,336	$10,030
05/2018	$10,131	$10,410	$10,079
06/2018	$10,140	$10,397	$10,078
07/2018	$10,131	$10,399	$10,069
08/2018	$10,167	$10,466	$10,112
09/2018	$10,150	$10,399	$10,084
10/2018	$10,150	$10,317	$10,097
11/2018	$10,198	$10,378	$10,146
12/2018	$10,277	$10,569	$10,259
01/2019	$10,316	$10,681	$10,293
02/2019	$10,317	$10,675	$10,296
03/2019	$10,384	$10,880	$10,385
04/2019	$10,404	$10,883	$10,401
05/2019	$10,489	$11,076	$10,508
06/2019	$10,547	$11,215	$10,577
07/2019	$10,539	$11,240	$10,558
08/2019	$10,642	$11,531	$10,684
09/2019	$10,624	$11,470	$10,658
10/2019	$10,642	$11,504	$10,691
11/2019	$10,632	$11,498	$10,679
12/2019	$10,635	$11,490	$10,694
01/2020	$10,718	$11,711	$10,790
02/2020	$10,829	$11,922	$10,919
03/2020	$10,883	$11,852	$11,096
04/2020	$10,907	$12,063	$11,116
05/2020	$10,937	$12,119	$11,133
06/2020	$10,959	$12,195	$11,141
07/2020	$10,979	$12,377	$11,160
08/2020	$10,979	$12,277	$11,153
09/2020	$10,979	$12,271	$11,156
10/2020	$10,969	$12,216	$11,142
11/2020	$10,978	$12,336	$11,150
12/2020	$10,999	$12,353	$11,158
01/2021	$10,998	$12,264	$11,155
02/2021	$10,968	$12,087	$11,118
03/2021	$10,947	$11,936	$11,094
04/2021	$10,955	$12,030	$11,113
05/2021	$10,972	$12,070	$11,134
06/2021	$10,960	$12,155	$11,105
07/2021	$10,986	$12,290	$11,149
08/2021	$10,975	$12,267	$11,141
09/2021	$10,943	$12,161	$11,108
10/2021	$10,902	$12,157	$11,052
11/2021	$10,908	$12,193	$11,052
12/2021	$10,890	$12,162	$11,026
01/2022	$10,821	$11,900	$10,922
02/2022	$10,779	$11,767	$10,869
03/2022	$10,624	$11,441	$10,655
04/2022	$10,535	$11,006	$10,565
05/2022	$10,573	$11,077	$10,635
06/2022	$10,526	$10,904	$10,565
07/2022	$10,586	$11,170	$10,648
08/2022	$10,486	$10,854	$10,503
09/2022	$10,350	$10,385	$10,328
10/2022	$10,295	$10,251	$10,307
11/2022	$10,398	$10,628	$10,421
12/2022	$10,410	$10,580	$10,424
01/2023	$10,548	$10,905	$10,539
02/2023	$10,470	$10,623	$10,408
03/2023	$10,620	$10,893	$10,618
04/2023	$10,672	$10,959	$10,663
05/2023	$10,647	$10,840	$10,606
06/2023	$10,611	$10,801	$10,525
07/2023	$10,636	$10,794	$10,555
08/2023	$10,673	$10,725	$10,584
09/2023	$10,639	$10,452	$10,545
10/2023	$10,636	$10,287	$10,555
11/2023	$10,794	$10,753	$10,715
12/2023	$10,953	$11,165	$10,881
01/2024	$11,001	$11,134	$10,915
02/2024	$10,956	$10,977	$10,833
03/2024	$11,015	$11,078	$10,877
04/2024	$10,950	$10,798	$10,786
05/2024	$11,040	$10,981	$10,883
06/2024	$11,119	$11,085	$10,960
07/2024	$11,251	$11,344	$11,125
08/2024	$11,342	$11,507	$11,235
09/2024	$11,431	$11,661	$11,334
10/2024	$11,333	$11,372	$11,210
11/2024	$11,390	$11,493	$11,252
12/2024	$11,387	$11,304	$11,242
01/2025	$11,445	$11,364	$11,298
02/2025	$11,553	$11,614	$11,411
03/2025	$11,600	$11,619	$11,471
04/2025	$11,700	$11,664	$11,587
05/2025	$11,686	$11,581	$11,543
06/2025	$11,775	$11,759	$11,630
07/2025	$11,768	$11,728	$11,611
08/2025	$11,869	$11,868	$11,735
09/2025	$11,906	$11,998	$11,762

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/15/05
Class Y	4.15%	1.63%	1.76%	3.59%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. 1-5 Year Government Bond Index	3.78%	1.06%	1.64%	-%

Performance Inception Date	Sep. 15, 2005
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 682,389,259
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,762,766
InvestmentCompanyPortfolioTurnover	269.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$682,389,259
# of Portfolio Holdings (including overnight repurchase agreements)	263
Portfolio Turnover Rate	269%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,762,766

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.1%
Short-Term Investments	6.0%
Non-Agency Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	7.0%
Agency Commercial Mortgage-Backed Securities	27.4%
Treasuries	52.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.7
US Treasury	51.5
Not ratedFootnote Reference^	3.5
B	0.1
A	0.6
AA	34.8
AAA	3.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125486
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Class N
Trading Symbol	LSSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$84	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,395	$10,790	$10,567
11/2015	$10,822	$10,850	$10,954
12/2015	$10,347	$10,627	$10,432
01/2016	$9,436	$10,027	$9,302
02/2016	$9,170	$10,024	$9,236
03/2016	$9,858	$10,730	$9,943
04/2016	$9,906	$10,796	$10,043
05/2016	$10,129	$10,990	$10,313
06/2016	$10,138	$11,012	$10,266
07/2016	$10,598	$11,449	$10,937
08/2016	$10,656	$11,478	$11,053
09/2016	$10,705	$11,496	$11,212
10/2016	$10,143	$11,248	$10,516
11/2016	$10,986	$11,751	$11,456
12/2016	$10,952	$11,980	$11,613
01/2017	$11,242	$12,206	$11,801
02/2017	$11,659	$12,660	$12,091
03/2017	$11,847	$12,668	$12,234
04/2017	$12,167	$12,803	$12,459
05/2017	$12,123	$12,934	$12,346
06/2017	$12,516	$13,050	$12,771
07/2017	$12,622	$13,296	$12,879
08/2017	$12,714	$13,322	$12,864
09/2017	$13,315	$13,647	$13,565
10/2017	$13,726	$13,945	$13,775
11/2017	$14,021	$14,368	$14,170
12/2017	$13,912	$14,512	$14,187
01/2018	$14,647	$15,277	$14,740
02/2018	$14,440	$14,714	$14,320
03/2018	$14,582	$14,418	$14,513
04/2018	$14,680	$14,473	$14,527
05/2018	$15,878	$14,882	$15,442
06/2018	$15,971	$14,979	$15,563
07/2018	$16,216	$15,476	$15,830
08/2018	$17,556	$16,020	$16,816
09/2018	$17,300	$16,046	$16,422
10/2018	$15,535	$14,865	$14,344
11/2018	$15,927	$15,162	$14,569
12/2018	$13,996	$13,751	$12,866
01/2019	$15,376	$14,931	$14,352
02/2019	$16,288	$15,457	$15,279
03/2019	$16,118	$15,682	$15,072
04/2019	$16,683	$16,309	$15,531
05/2019	$15,857	$15,253	$14,379
06/2019	$17,024	$16,325	$15,486
07/2019	$17,243	$16,567	$15,638
08/2019	$16,775	$16,229	$14,963
09/2019	$16,130	$16,514	$14,840
10/2019	$16,519	$16,870	$15,262
11/2019	$17,352	$17,511	$16,161
12/2019	$17,726	$18,017	$16,531
01/2020	$17,911	$17,997	$16,349
02/2020	$16,662	$16,523	$15,169
03/2020	$13,455	$14,251	$12,272
04/2020	$15,412	$16,139	$14,100
05/2020	$16,953	$17,002	$15,432
06/2020	$17,541	$17,390	$16,025
07/2020	$18,718	$18,378	$16,576
08/2020	$19,597	$19,709	$17,548
09/2020	$19,049	$18,992	$17,172
10/2020	$19,373	$18,582	$17,303
11/2020	$21,878	$20,842	$20,354
12/2020	$23,800	$21,780	$22,256
01/2021	$24,170	$21,683	$23,329
02/2021	$25,320	$22,361	$24,099
03/2021	$24,500	$23,162	$23,341
04/2021	$25,663	$24,356	$23,850
05/2021	$24,984	$24,467	$23,169
06/2021	$25,508	$25,071	$24,256
07/2021	$25,892	$25,495	$23,372
08/2021	$25,851	$26,222	$23,797
09/2021	$24,890	$25,045	$22,885
10/2021	$26,692	$26,739	$23,956
11/2021	$25,495	$26,332	$22,786
12/2021	$26,224	$27,369	$22,887
01/2022	$22,763	$25,759	$19,820
02/2022	$22,827	$25,110	$19,906
03/2022	$22,755	$25,924	$19,997
04/2022	$20,487	$23,598	$17,544
05/2022	$19,818	$23,566	$17,212
06/2022	$18,672	$21,595	$16,147
07/2022	$20,649	$23,621	$17,955
08/2022	$20,076	$22,739	$17,786
09/2022	$18,744	$20,630	$16,186
10/2022	$20,350	$22,322	$17,722
11/2022	$21,181	$23,487	$18,011
12/2022	$20,235	$22,112	$16,855
01/2023	$21,822	$23,635	$18,531
02/2023	$21,706	$23,083	$18,330
03/2023	$21,133	$23,700	$17,878
04/2023	$21,091	$23,952	$17,670
05/2023	$20,426	$24,046	$17,674
06/2023	$22,105	$25,688	$19,139
07/2023	$22,504	$26,608	$20,034
08/2023	$22,171	$26,095	$18,991
09/2023	$20,950	$24,852	$17,738
10/2023	$19,504	$24,193	$16,370
11/2023	$20,900	$26,449	$17,861
12/2023	$22,676	$27,852	$19,999
01/2024	$22,149	$28,160	$19,358
02/2024	$23,874	$29,685	$20,930
03/2024	$24,214	$30,642	$21,516
04/2024	$22,888	$29,294	$19,859
05/2024	$24,265	$30,678	$20,923
06/2024	$24,129	$31,628	$20,888
07/2024	$25,387	$32,216	$22,598
08/2024	$25,565	$32,917	$22,347
09/2024	$25,684	$33,598	$22,644
10/2024	$24,928	$33,351	$22,344
11/2024	$28,115	$35,570	$25,084
12/2024	$26,106	$34,483	$23,030
01/2025	$27,065	$35,571	$23,758
02/2025	$25,322	$34,890	$22,150
03/2025	$23,289	$32,854	$20,470
04/2025	$23,025	$32,634	$20,339
05/2025	$24,363	$34,703	$21,645
06/2025	$25,481	$36,466	$22,920
07/2025	$25,569	$37,269	$23,310
08/2025	$26,775	$38,131	$24,689
09/2025	$26,933	$39,447	$25,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	4.86%	7.17%	10.42%	10.82%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Performance Inception Date	Feb. 01, 2013
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,207,711,712
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,657,438
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$95	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,396	$10,790	$10,567
11/2015	$10,819	$10,850	$10,954
12/2015	$10,348	$10,627	$10,432
01/2016	$9,430	$10,027	$9,302
02/2016	$9,163	$10,024	$9,236
03/2016	$9,848	$10,730	$9,943
04/2016	$9,901	$10,796	$10,043
05/2016	$10,124	$10,990	$10,313
06/2016	$10,129	$11,012	$10,266
07/2016	$10,590	$11,449	$10,937
08/2016	$10,644	$11,478	$11,053
09/2016	$10,692	$11,496	$11,212
10/2016	$10,134	$11,248	$10,516
11/2016	$10,969	$11,751	$11,456
12/2016	$10,940	$11,980	$11,613
01/2017	$11,226	$12,206	$11,801
02/2017	$11,639	$12,660	$12,091
03/2017	$11,828	$12,668	$12,234
04/2017	$12,148	$12,803	$12,459
05/2017	$12,100	$12,934	$12,346
06/2017	$12,493	$13,050	$12,771
07/2017	$12,595	$13,296	$12,879
08/2017	$12,687	$13,322	$12,864
09/2017	$13,284	$13,647	$13,565
10/2017	$13,697	$13,945	$13,775
11/2017	$13,983	$14,368	$14,170
12/2017	$13,878	$14,512	$14,187
01/2018	$14,605	$15,277	$14,740
02/2018	$14,397	$14,714	$14,320
03/2018	$14,539	$14,418	$14,513
04/2018	$14,638	$14,473	$14,527
05/2018	$15,829	$14,882	$15,442
06/2018	$15,922	$14,979	$15,563
07/2018	$16,162	$15,476	$15,830
08/2018	$17,495	$16,020	$16,816
09/2018	$17,238	$16,046	$16,422
10/2018	$15,479	$14,865	$14,344
11/2018	$15,867	$15,162	$14,569
12/2018	$13,940	$13,751	$12,866
01/2019	$15,314	$14,931	$14,352
02/2019	$16,223	$15,457	$15,279
03/2019	$16,052	$15,682	$15,072
04/2019	$16,614	$16,309	$15,531
05/2019	$15,790	$15,253	$14,379
06/2019	$16,949	$16,325	$15,486
07/2019	$17,163	$16,567	$15,638
08/2019	$16,699	$16,229	$14,963
09/2019	$16,052	$16,514	$14,840
10/2019	$16,437	$16,870	$15,262
11/2019	$17,267	$17,511	$16,161
12/2019	$17,636	$18,017	$16,531
01/2020	$17,815	$17,997	$16,349
02/2020	$16,573	$16,523	$15,169
03/2020	$13,378	$14,251	$12,272
04/2020	$15,331	$16,139	$14,100
05/2020	$16,859	$17,002	$15,432
06/2020	$17,443	$17,390	$16,025
07/2020	$18,606	$18,378	$16,576
08/2020	$19,483	$19,709	$17,548
09/2020	$18,938	$18,992	$17,172
10/2020	$19,257	$18,582	$17,303
11/2020	$21,748	$20,842	$20,354
12/2020	$23,652	$21,780	$22,256
01/2021	$24,017	$21,683	$23,329
02/2021	$25,159	$22,361	$24,099
03/2021	$24,341	$23,162	$23,341
04/2021	$25,497	$24,356	$23,850
05/2021	$24,814	$24,467	$23,169
06/2021	$25,335	$25,071	$24,256
07/2021	$25,713	$25,495	$23,372
08/2021	$25,673	$26,222	$23,797
09/2021	$24,720	$25,045	$22,885
10/2021	$26,504	$26,739	$23,956
11/2021	$25,308	$26,332	$22,786
12/2021	$26,034	$27,369	$22,887
01/2022	$22,596	$25,759	$19,820
02/2022	$22,661	$25,110	$19,906
03/2022	$22,580	$25,924	$19,997
04/2022	$20,336	$23,598	$17,544
05/2022	$19,662	$23,566	$17,212
06/2022	$18,524	$21,595	$16,147
07/2022	$20,483	$23,621	$17,955
08/2022	$19,914	$22,739	$17,786
09/2022	$18,597	$20,630	$16,186
10/2022	$20,182	$22,322	$17,722
11/2022	$21,003	$23,487	$18,011
12/2022	$20,066	$22,112	$16,855
01/2023	$21,632	$23,635	$18,531
02/2023	$21,523	$23,083	$18,330
03/2023	$20,945	$23,700	$17,878
04/2023	$20,904	$23,952	$17,670
05/2023	$20,250	$24,046	$17,674
06/2023	$21,909	$25,688	$19,139
07/2023	$22,302	$26,608	$20,034
08/2023	$21,967	$26,095	$18,991
09/2023	$20,761	$24,852	$17,738
10/2023	$19,321	$24,193	$16,370
11/2023	$20,703	$26,449	$17,861
12/2023	$22,459	$27,852	$19,999
01/2024	$21,936	$28,160	$19,358
02/2024	$23,641	$29,685	$20,930
03/2024	$23,975	$30,642	$21,516
04/2024	$22,656	$29,294	$19,859
05/2024	$24,018	$30,678	$20,923
06/2024	$23,881	$31,628	$20,888
07/2024	$25,132	$32,216	$22,598
08/2024	$25,303	$32,917	$22,347
09/2024	$25,415	$33,598	$22,644
10/2024	$24,669	$33,351	$22,344
11/2024	$27,814	$35,570	$25,084
12/2024	$25,822	$34,483	$23,030
01/2025	$26,772	$35,571	$23,758
02/2025	$25,041	$34,890	$22,150
03/2025	$23,034	$32,854	$20,470
04/2025	$22,767	$32,634	$20,339
05/2025	$24,091	$34,703	$21,645
06/2025	$25,192	$36,466	$22,920
07/2025	$25,280	$37,269	$23,310
08/2025	$26,461	$38,131	$24,689
09/2025	$26,630	$39,447	$25,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Institutional Class	4.78%	7.06%	10.29%	7.61%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Performance Inception Date	Dec. 20, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,207,711,712
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,657,438
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	LCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$121	1.18%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the healthcare and consumer discretionary sectors contributed positively to Fund performance.

• Our underweight to the communication services sector also positively impacted Fund performance.

• Kratos Defense & Security Solutions, Sterling Infrastructure and Verona Pharma were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the information technology, energy and materials sectors.

• The Fund was also negatively impacted by an underweight allocation to the materials sector.

• PROCEPT BioRobotics, Grid Dynamics Holdings and ACV Auctions were the largest individual detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Retail Class	Russell 3000® Index	Russell 2000® Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,392	$10,790	$10,567
11/2015	$10,812	$10,850	$10,954
12/2015	$10,335	$10,627	$10,432
01/2016	$9,419	$10,027	$9,302
02/2016	$9,155	$10,024	$9,236
03/2016	$9,833	$10,730	$9,943
04/2016	$9,885	$10,796	$10,043
05/2016	$10,102	$10,990	$10,313
06/2016	$10,107	$11,012	$10,266
07/2016	$10,563	$11,449	$10,937
08/2016	$10,615	$11,478	$11,053
09/2016	$10,661	$11,496	$11,212
10/2016	$10,102	$11,248	$10,516
11/2016	$10,935	$11,751	$11,456
12/2016	$10,899	$11,980	$11,613
01/2017	$11,189	$12,206	$11,801
02/2017	$11,598	$12,660	$12,091
03/2017	$11,779	$12,668	$12,234
04/2017	$12,095	$12,803	$12,459
05/2017	$12,043	$12,934	$12,346
06/2017	$12,436	$13,050	$12,771
07/2017	$12,535	$13,296	$12,879
08/2017	$12,623	$13,322	$12,864
09/2017	$13,213	$13,647	$13,565
10/2017	$13,621	$13,945	$13,775
11/2017	$13,906	$14,368	$14,170
12/2017	$13,794	$14,512	$14,187
01/2018	$14,517	$15,277	$14,740
02/2018	$14,305	$14,714	$14,320
03/2018	$14,446	$14,418	$14,513
04/2018	$14,540	$14,473	$14,527
05/2018	$15,722	$14,882	$15,442
06/2018	$15,811	$14,979	$15,563
07/2018	$16,040	$15,476	$15,830
08/2018	$17,363	$16,020	$16,816
09/2018	$17,104	$16,046	$16,422
10/2018	$15,358	$14,865	$14,344
11/2018	$15,734	$15,162	$14,569
12/2018	$13,826	$13,751	$12,866
01/2019	$15,186	$14,931	$14,352
02/2019	$16,081	$15,457	$15,279
03/2019	$15,909	$15,682	$15,072
04/2019	$16,466	$16,309	$15,531
05/2019	$15,643	$15,253	$14,379
06/2019	$16,784	$16,325	$15,486
07/2019	$16,997	$16,567	$15,638
08/2019	$16,532	$16,229	$14,963
09/2019	$15,889	$16,514	$14,840
10/2019	$16,267	$16,870	$15,262
11/2019	$17,083	$17,511	$16,161
12/2019	$17,451	$18,017	$16,531
01/2020	$17,619	$17,997	$16,349
02/2020	$16,388	$16,523	$15,169
03/2020	$13,227	$14,251	$12,272
04/2020	$15,150	$16,139	$14,100
05/2020	$16,657	$17,002	$15,432
06/2020	$17,233	$17,390	$16,025
07/2020	$18,384	$18,378	$16,576
08/2020	$19,243	$19,709	$17,548
09/2020	$18,697	$18,992	$17,172
10/2020	$19,010	$18,582	$17,303
11/2020	$21,457	$20,842	$20,354
12/2020	$23,341	$21,780	$22,256
01/2021	$23,698	$21,683	$23,329
02/2021	$24,811	$22,361	$24,099
03/2021	$24,002	$23,162	$23,341
04/2021	$25,138	$24,356	$23,850
05/2021	$24,462	$24,467	$23,169
06/2021	$24,967	$25,071	$24,256
07/2021	$25,338	$25,495	$23,372
08/2021	$25,294	$26,222	$23,797
09/2021	$24,343	$25,045	$22,885
10/2021	$26,096	$26,739	$23,956
11/2021	$24,915	$26,332	$22,786
12/2021	$25,624	$27,369	$22,887
01/2022	$22,231	$25,759	$19,820
02/2022	$22,295	$25,110	$19,906
03/2022	$22,213	$25,924	$19,997
04/2022	$20,000	$23,598	$17,544
05/2022	$19,332	$23,566	$17,212
06/2022	$18,207	$21,595	$16,147
07/2022	$20,128	$23,621	$17,955
08/2022	$19,561	$22,739	$17,786
09/2022	$18,271	$20,630	$16,186
10/2022	$19,826	$22,322	$17,722
11/2022	$20,631	$23,487	$18,011
12/2022	$19,705	$22,112	$16,855
01/2023	$21,238	$23,635	$18,531
02/2023	$21,115	$23,083	$18,330
03/2023	$20,547	$23,700	$17,878
04/2023	$20,509	$23,952	$17,670
05/2023	$19,856	$24,046	$17,674
06/2023	$21,484	$25,688	$19,139
07/2023	$21,863	$26,608	$20,034
08/2023	$21,532	$26,095	$18,991
09/2023	$20,339	$24,852	$17,738
10/2023	$18,929	$24,193	$16,370
11/2023	$20,282	$26,449	$17,861
12/2023	$22,002	$27,852	$19,999
01/2024	$21,477	$28,160	$19,358
02/2024	$23,139	$29,685	$20,930
03/2024	$23,470	$30,642	$21,516
04/2024	$22,167	$29,294	$19,859
05/2024	$23,499	$30,678	$20,923
06/2024	$23,363	$31,628	$20,888
07/2024	$24,577	$32,216	$22,598
08/2024	$24,733	$32,917	$22,347
09/2024	$24,840	$33,598	$22,644
10/2024	$24,111	$33,351	$22,344
11/2024	$27,182	$35,570	$25,084
12/2024	$25,224	$34,483	$23,030
01/2025	$26,146	$35,571	$23,758
02/2025	$24,454	$34,890	$22,150
03/2025	$22,489	$32,854	$20,470
04/2025	$22,226	$32,634	$20,339
05/2025	$23,512	$34,703	$21,645
06/2025	$24,586	$36,466	$22,920
07/2025	$24,657	$37,269	$23,310
08/2025	$25,812	$38,131	$24,689
09/2025	$25,964	$39,447	$25,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 12/20/96
Retail Class	4.52%	6.79%	10.01%	7.33%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Growth Index	13.56%	8.41%	9.91%	-%

Performance Inception Date	Dec. 20, 2096
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 2,207,711,712
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 16,657,438
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,207,711,712
# of Portfolio Holdings (including overnight repurchase agreements)	96
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$16,657,438

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.4%
Trading Companies & Distributors	3.0%
Automobile Components	3.2%
Hotels, Restaurants & Leisure	3.2%
Machinery	3.5%
Semiconductors & Semiconductor Equipment	3.7%
Diversified Consumer Services	3.8%
Health Care Providers & Services	4.7%
Electronic Equipment, Instruments & Components	5.4%
Health Care Equipment & Supplies	5.5%
Pharmaceuticals	5.6%
Capital Markets	6.0%
Construction & Engineering	7.1%
Software	7.8%
Biotechnology	8.0%
Aerospace & Defense	8.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Construction Partners, Inc., Class A	2.0%
Sterling Infrastructure, Inc.	2.0%
Kratos Defense & Security Solutions, Inc.	1.9%
ESCO Technologies, Inc.	1.8%
Ligand Pharmaceuticals, Inc.	1.8%
Varonis Systems, Inc.	1.7%
MACOM Technology Solutions Holdings, Inc.	1.6%
RBC Bearings, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
PJT Partners, Inc., Class A	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000216341
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	LSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the information technology, consumer discretionary and consumer staples sectors contributed positively to Fund performance.

• Our zero weight to the communication services sector also positively impacted Fund performance.

• Ciena, Insmed and BWX Technologies were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the industrials, financials and energy sectors.

• The Fund was also negatively impacted by a zero allocation to the utilities sector.

• PROCEPT BioRobotics, Freshpet and Glaukos were the largest individual detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2500™ Growth Index
10/2019	$10,364	$10,349	$10,426
11/2019	$10,890	$10,742	$11,136
12/2019	$11,051	$11,052	$11,240
01/2020	$11,082	$11,040	$11,252
02/2020	$10,286	$10,136	$10,489
03/2020	$8,642	$8,743	$8,630
04/2020	$9,862	$9,900	$10,014
05/2020	$10,875	$10,430	$11,059
06/2020	$11,092	$10,668	$11,466
07/2020	$11,888	$11,274	$12,094
08/2020	$12,446	$12,091	$12,638
09/2020	$12,208	$11,651	$12,541
10/2020	$12,394	$11,399	$12,689
11/2020	$13,697	$12,786	$14,537
12/2020	$14,549	$13,361	$15,788
01/2021	$14,507	$13,302	$16,229
02/2021	$15,111	$13,717	$16,739
03/2021	$14,778	$14,209	$16,181
04/2021	$15,642	$14,942	$16,749
05/2021	$15,215	$15,010	$16,284
06/2021	$15,735	$15,380	$17,157
07/2021	$16,006	$15,640	$16,786
08/2021	$16,422	$16,086	$17,206
09/2021	$15,881	$15,364	$16,552
10/2021	$16,942	$16,403	$17,400
11/2021	$16,537	$16,154	$16,504
12/2021	$17,087	$16,790	$16,584
01/2022	$14,809	$15,802	$14,397
02/2022	$14,775	$15,404	$14,440
03/2022	$14,603	$15,903	$14,544
04/2022	$13,230	$14,476	$12,883
05/2022	$12,967	$14,457	$12,570
06/2022	$12,062	$13,247	$11,700
07/2022	$13,344	$14,490	$13,035
08/2022	$12,921	$13,949	$12,788
09/2022	$11,845	$12,656	$11,686
10/2022	$12,806	$13,694	$12,636
11/2022	$13,218	$14,409	$13,012
12/2022	$12,463	$13,565	$12,238
01/2023	$13,470	$14,499	$13,462
02/2023	$13,127	$14,160	$13,250
03/2023	$12,944	$14,539	$13,038
04/2023	$12,703	$14,694	$12,874
05/2023	$12,097	$14,751	$12,860
06/2023	$13,150	$15,758	$13,875
07/2023	$13,482	$16,323	$14,338
08/2023	$13,024	$16,008	$13,754
09/2023	$12,326	$15,246	$12,926
10/2023	$11,536	$14,841	$12,029
11/2023	$12,417	$16,225	$13,095
12/2023	$13,299	$17,086	$14,554
01/2024	$13,184	$17,275	$14,225
02/2024	$14,203	$18,210	$15,378
03/2024	$14,489	$18,798	$15,792
04/2024	$13,859	$17,971	$14,616
05/2024	$14,580	$18,820	$15,208
06/2024	$14,626	$19,402	$15,127
07/2024	$15,107	$19,763	$16,048
08/2024	$15,553	$20,193	$15,924
09/2024	$15,507	$20,611	$16,184
10/2024	$15,313	$20,460	$16,144
11/2024	$16,732	$21,821	$18,064
12/2024	$15,656	$21,154	$16,577
01/2025	$16,400	$21,822	$17,211
02/2025	$15,645	$21,403	$16,065
03/2025	$14,569	$20,155	$14,787
04/2025	$14,363	$20,020	$14,739
05/2025	$14,901	$21,289	$15,704
06/2025	$15,805	$22,370	$16,459
07/2025	$15,748	$22,863	$16,845
08/2025	$16,114	$23,392	$17,729
09/2025	$16,526	$24,199	$18,226

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/1/19
Class N	6.57%	6.24%	8.73%
Russell 3000® Index	17.41%	15.74%	15.81%
Russell 2500™ Growth Index	12.62%	7.76%	10.49%

Performance Inception Date	Oct. 01, 2019
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 250,606,482
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,594,165
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$250,606,482
# of Portfolio Holdings (including overnight repurchase agreements)	81
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,594,165

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Diversified Consumer Services	3.2%
Consumer Staples Distribution & Retail	4.2%
Health Care Providers & Services	4.5%
Electronic Equipment, Instruments & Components	4.6%
Health Care Equipment & Supplies	4.6%
Capital Markets	4.9%
Hotels, Restaurants & Leisure	5.7%
Machinery	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Biotechnology	7.3%
Software	9.0%
Aerospace & Defense	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Ciena Corp.	2.4%
BWX Technologies, Inc.	2.4%
Insmed, Inc.	2.0%
Casey's General Stores, Inc.	1.8%
Guidewire Software, Inc.	1.8%
ITT, Inc.	1.8%
Trimble, Inc.	1.7%
Karman Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Laureate Education, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000157445
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$88	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within the information technology, consumer discretionary and consumer staples sectors contributed positively to Fund performance.

• Our zero weight to the communication services sector also positively impacted Fund performance.

• Ciena, Insmed and BWX Technologies were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by security selection within the industrials, financials and energy sectors.

• The Fund was also negatively impacted by a zero allocation to the utilities sector.

• PROCEPT BioRobotics, Freshpet and Glaukos were the largest individual detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2500™ Growth Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,420	$10,790	$10,523
11/2015	$10,619	$10,850	$10,761
12/2015	$10,320	$10,627	$10,381
01/2016	$9,503	$10,027	$9,354
02/2016	$9,370	$10,024	$9,382
03/2016	$10,022	$10,730	$10,105
04/2016	$10,077	$10,796	$10,201
05/2016	$10,398	$10,990	$10,455
06/2016	$10,431	$11,012	$10,377
07/2016	$10,696	$11,449	$10,994
08/2016	$10,740	$11,478	$11,070
09/2016	$10,751	$11,496	$11,102
10/2016	$10,243	$11,248	$10,522
11/2016	$11,017	$11,751	$11,290
12/2016	$11,069	$11,980	$11,390
01/2017	$11,357	$12,206	$11,660
02/2017	$11,711	$12,660	$12,014
03/2017	$11,900	$12,668	$12,102
04/2017	$12,287	$12,803	$12,315
05/2017	$12,520	$12,934	$12,321
06/2017	$12,675	$13,050	$12,602
07/2017	$12,996	$13,296	$12,769
08/2017	$13,051	$13,322	$12,794
09/2017	$13,627	$13,647	$13,330
10/2017	$14,080	$13,945	$13,687
11/2017	$14,523	$14,368	$14,138
12/2017	$14,590	$14,512	$14,176
01/2018	$15,221	$15,277	$14,884
02/2018	$14,866	$14,714	$14,396
03/2018	$15,021	$14,418	$14,513
04/2018	$14,999	$14,473	$14,421
05/2018	$15,697	$14,882	$15,188
06/2018	$15,973	$14,979	$15,315
07/2018	$16,217	$15,476	$15,602
08/2018	$17,202	$16,020	$16,656
09/2018	$17,147	$16,046	$16,413
10/2018	$15,298	$14,865	$14,442
11/2018	$15,320	$15,162	$14,714
12/2018	$13,676	$13,751	$13,118
01/2019	$14,850	$14,931	$14,680
02/2019	$15,925	$15,457	$15,647
03/2019	$16,123	$15,682	$15,608
04/2019	$16,768	$16,309	$16,154
05/2019	$16,256	$15,253	$15,081
06/2019	$17,297	$16,325	$16,255
07/2019	$17,545	$16,567	$16,508
08/2019	$17,115	$16,229	$16,039
09/2019	$16,586	$16,514	$15,738
10/2019	$16,950	$16,870	$16,142
11/2019	$17,794	$17,511	$17,241
12/2019	$18,073	$18,017	$17,401
01/2020	$18,124	$17,997	$17,420
02/2020	$16,822	$16,523	$16,238
03/2020	$14,117	$14,251	$13,361
04/2020	$16,129	$16,139	$15,503
05/2020	$17,786	$17,002	$17,122
06/2020	$18,141	$17,390	$17,752
07/2020	$19,442	$18,378	$18,724
08/2020	$20,355	$19,709	$19,567
09/2020	$19,967	$18,992	$19,416
10/2020	$20,271	$18,582	$19,645
11/2020	$22,384	$20,842	$22,507
12/2020	$23,777	$21,780	$24,443
01/2021	$23,709	$21,683	$25,126
02/2021	$24,697	$22,361	$25,915
03/2021	$24,152	$23,162	$25,051
04/2021	$25,565	$24,356	$25,931
05/2021	$24,867	$24,467	$25,210
06/2021	$25,718	$25,071	$26,563
07/2021	$26,160	$25,495	$25,988
08/2021	$26,841	$26,222	$26,639
09/2021	$25,956	$25,045	$25,625
10/2021	$27,692	$26,739	$26,939
11/2021	$27,028	$26,332	$25,551
12/2021	$27,928	$27,369	$25,676
01/2022	$24,203	$25,759	$22,289
02/2022	$24,147	$25,110	$22,356
03/2022	$23,866	$25,924	$22,517
04/2022	$21,620	$23,598	$19,946
05/2022	$21,189	$23,566	$19,461
06/2022	$19,729	$21,595	$18,115
07/2022	$21,807	$23,621	$20,181
08/2022	$21,114	$22,739	$19,798
09/2022	$19,355	$20,630	$18,093
10/2022	$20,927	$22,322	$19,563
11/2022	$21,601	$23,487	$20,145
12/2022	$20,366	$22,112	$18,946
01/2023	$22,013	$23,635	$20,842
02/2023	$21,451	$23,083	$20,513
03/2023	$21,152	$23,700	$20,186
04/2023	$20,759	$23,952	$19,931
05/2023	$19,767	$24,046	$19,909
06/2023	$21,508	$25,688	$21,481
07/2023	$22,032	$26,608	$22,198
08/2023	$21,283	$26,095	$21,295
09/2023	$20,141	$24,852	$20,012
10/2023	$18,868	$24,193	$18,623
11/2023	$20,310	$26,449	$20,274
12/2023	$21,732	$27,852	$22,533
01/2024	$21,545	$28,160	$22,023
02/2024	$23,211	$29,685	$23,807
03/2024	$23,679	$30,642	$24,450
04/2024	$22,649	$29,294	$22,628
05/2024	$23,847	$30,678	$23,545
06/2024	$23,903	$31,628	$23,419
07/2024	$24,690	$32,216	$24,846
08/2024	$25,420	$32,917	$24,653
09/2024	$25,345	$33,598	$25,056
10/2024	$25,027	$33,351	$24,993
11/2024	$27,348	$35,570	$27,967
12/2024	$25,588	$34,483	$25,664
01/2025	$26,786	$35,571	$26,646
02/2025	$25,569	$34,890	$24,872
03/2025	$23,810	$32,854	$22,893
04/2025	$23,454	$32,634	$22,818
05/2025	$24,353	$34,703	$24,313
06/2025	$25,831	$36,466	$25,482
07/2025	$25,738	$37,269	$26,079
08/2025	$26,337	$38,131	$27,448
09/2025	$27,011	$39,447	$28,217

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 6/30/15
Institutional Class	6.57%	6.23%	10.45%	9.11%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%	-%

Performance Inception Date	Jun. 30, 2015
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 250,606,482
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,594,165
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$250,606,482
# of Portfolio Holdings (including overnight repurchase agreements)	81
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,594,165

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.1%
Diversified Consumer Services	3.2%
Consumer Staples Distribution & Retail	4.2%
Health Care Providers & Services	4.5%
Electronic Equipment, Instruments & Components	4.6%
Health Care Equipment & Supplies	4.6%
Capital Markets	4.9%
Hotels, Restaurants & Leisure	5.7%
Machinery	6.9%
Semiconductors & Semiconductor Equipment	7.3%
Biotechnology	7.3%
Software	9.0%
Aerospace & Defense	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Ciena Corp.	2.4%
BWX Technologies, Inc.	2.4%
Insmed, Inc.	2.0%
Casey's General Stores, Inc.	1.8%
Guidewire Software, Inc.	1.8%
ITT, Inc.	1.8%
Trimble, Inc.	1.7%
Karman Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Laureate Education, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.